NATIONWIDE

VL SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Global Small Capitalization Fund - Class 2 (AMVGS2)
88 shares (cost $2,108)	$2,254
Growth Fund - Class 2 (AMVGR2)
12,295 shares (cost $764,293)	981,606
International Fund - Class 2 (AMVI2)
2,184 shares (cost $43,621)	44,314
VP S&P 500 Index Portfolio (CVSPIP)
19 shares (cost $2,116)	2,097
VIP Small Cap Value Series: Service Class (DWVSVS)
42 shares (cost $1,761)	1,698
Stock Index Fund, Inc. - Initial Shares (DSIF)
448,259 shares (cost $16,181,759)	20,167,159
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,239 shares (cost $97,929)	102,915
Floating-Rate Income Fund (ETVFR)
43,798 shares (cost $412,056)	402,500
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
14,153 shares (cost $267,053)	262,673
Mid Cap Value Portfolio: Class 1 (JPMMV1)
6,037 shares (cost $67,212)	68,885
Balanced Portfolio: Service Shares (JABS)
6,730 shares (cost $208,646)	221,872
Forty Portfolio: Service Shares (JACAS)
3,067 shares (cost $111,498)	120,273
Global Technology Portfolio: Service Shares (JAGTS)
912,118 shares (cost $7,245,620)	7,807,728
Overseas Portfolio: Service Shares (JAIGS)
49,938 shares (cost $1,892,445)	1,575,549
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
10,362 shares (cost $220,160)	206,829
Research International Series - Service Class (MVRISC)
6,773 shares (cost $74,920)	88,993
Value Series - Service Class (MVFSC)
5,889 shares (cost $70,533)	118,068
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
81,053 shares (cost $1,400,209)	1,737,777
Emerging Markets Debt Portfolio - Class I (MSEM)
66,378 shares (cost $555,844)	527,702
Global Real Estate Portfolio - Class II (VKVGR2)
24,622 shares (cost $255,082)	260,253
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
10,516 shares (cost $126,013)	133,863
U.S. Real Estate Portfolio - Class I (MSVRE)
2,286 shares (cost $37,740)	46,018
Federated NVIT High Income Bond Fund - Class I (HIBF)
142,434 shares (cost $960,578)	947,186
NVIT Emerging Markets Fund - Class I (GEM)
74,709 shares (cost $1,227,157)	822,551
NVIT International Equity Fund - Class I (GIG)
122 shares (cost $1,268)	1,256
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
58 shares (cost $613)	628

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Conservative Fund - Class I (NVCCN1)
3,008 shares (cost $32,351)	$32,035
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
122 shares (cost $1,450)	1,466
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
4,368 shares (cost $47,760)	48,575
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
201 shares (cost $2,304)	2,303
NVIT Nationwide Fund - Class I (TRF)
8,924 shares (cost $83,869)	130,463
NVIT Government Bond Fund - Class I (GBF)
46,421 shares (cost $531,475)	513,880
American Century NVIT Growth Fund - Class I (CAF)
2,506 shares (cost $40,116)	55,905
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
6,244 shares (cost $76,887)	83,421
NVIT Mid Cap Index Fund - Class I (MCIF)
400,314 shares (cost $9,360,912)	10,043,874
NVIT Money Market Fund - Class I (SAM)
11,375 shares (cost $11,375)	11,375
NVIT Money Market Fund - Class V (SAM5)
72,204,395 shares (cost $72,204,395)	72,204,395
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,635 shares (cost $34,057)	35,384
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
959 shares (cost $11,038)	11,306
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
40 shares (cost $831)	838
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
21,442 shares (cost $310,868)	340,069
NVIT Multi-Manager Small Company Fund - Class I (SCF)
52,903 shares (cost $1,336,050)	1,240,567
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,184 shares (cost $11,004)	10,802
Invesco NVIT Comstock Value Fund - Class I (EIF)
88 shares (cost $1,121)	1,466
NVIT Real Estate Fund - Class I (NVRE1)
33,243 shares (cost $305,456)	281,569
VPS Growth and Income Portfolio - Class A (ALVGIA)
2,060 shares (cost $59,795)	61,870
VPS International Value Portfolio - Class A (ALVIVA)
6,969 shares (cost $94,598)	94,288
VP Capital Appreciation Fund - Class I (ACVCA)
26 shares (cost $391)	409
VP Income & Growth Fund - Class I (ACVIG)
76,939 shares (cost $513,280)	777,857
VP International Fund - Class I (ACVI)
84,369 shares (cost $663,090)	842,006
VP Mid Cap Value Fund - Class I (ACVMV1)
6,852 shares (cost $104,108)	135,952
VP Ultra(R) Fund - Class I (ACVU1)
1,683 shares (cost $18,303)	27,141
VP Value Fund - Class I (ACVV)
90,388 shares (cost $560,196)	850,548
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
237,340 shares (cost $4,080,597)	4,367,049

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Appreciation Portfolio - Initial Shares (DCAP)
11,624 shares (cost $466,327)	$575,482
International Value Portfolio - Initial Shares (DVIV)
50,827 shares (cost $562,093)	536,220
Quality Bond Fund II - Primary Shares (FQB)
238 shares (cost $2,722)	2,721
VIP Asset Manager Portfolio - Initial Class (FAMP)
188,202 shares (cost $3,044,907)	3,227,665
VIP Contrafund(R) Portfolio - Service Class (FCS)
15,780 shares (cost $415,280)	587,474
VIP Equity-Income Portfolio - Service Class (FEIS)
8,891 shares (cost $181,980)	214,990
VIP Growth Opportunities Portfolio - Service Class (FGOS)
8,199 shares (cost $179,056)	274,325
VIP Growth Portfolio - Service Class (FGS)
13,776 shares (cost $594,298)	872,268
VIP High Income Portfolio - Service Class (FHIS)
4,462 shares (cost $25,067)	24,496
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
19,501 shares (cost $247,801)	246,879
VIP Mid Cap Portfolio - Service Class (FMCS)
14,109 shares (cost $460,725)	528,259
VIP Overseas Portfolio - Service Class (FOS)
4,609 shares (cost $79,352)	85,863
VIP Value Strategies Portfolio - Service Class (FVSS)
1,091 shares (cost $15,987)	16,538
Small Cap Value Securities Fund - Class 2 (FTVSV2)
129,796 shares (cost $2,332,189)	2,897,054
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,316 shares (cost $38,321)	34,855
Mid Cap Value- Institutional Shares (GVMCE)
92,085 shares (cost $1,417,341)	1,605,046
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
4,228 shares (cost $94,497)	94,716
Baron Growth Opportunities Fund Service Class (BNCAI)
1,718 shares (cost $66,042)	80,810
Guardian Portfolio - I Class Shares (AMGP)
3,964 shares (cost $91,075)	95,499
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
43 shares (cost $1,155)	1,048
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
25,211 shares (cost $224,825)	413,208
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
8,973 shares (cost $317,557)	582,053
Global Securities Fund/VA - Non-Service Shares (OVGS)
26,349 shares (cost $949,796)	1,040,766
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
220 shares (cost $4,995)	7,393
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
205 shares (cost $10,648)	16,127
All Asset Portfolio - Administrative Class (PMVAAA)
36,354 shares (cost $405,252)	376,631
Low Duration Portfolio - Administrative Class (PMVLDA)
157,957 shares (cost $1,689,471)	1,671,180
Real Return Portfolio - Administrative Class (PMVRRA)
229,913 shares (cost $3,214,074)	2,945,182

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Total Return Portfolio - Administrative Class (PMVTRA)
1,869,868 shares (cost $21,384,172)	$20,942,524
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
37,942 shares (cost $403,668)	366,138
VI Growth and Income Fund - Series I Shares (ACGI)
6,529 shares (cost $140,255)	164,206
VI International Growth Fund - Series I Shares (AVIE)
228 shares (cost $7,170)	7,957
Micro-Cap Portfolio - Investment Class (ROCMC)
13,429 shares (cost $159,153)	152,691
Equity Income Portfolio - II (TREI2)
51,778 shares (cost $1,543,749)	1,550,247
Limited-Term Bond Portfolio (TRLT1)
74,977 shares (cost $367,542)	365,888
Mid-Cap Growth Portfolio - II (TRMCG2)
9,300 shares (cost $225,372)	251,839
New America Growth Portfolio (TRNAG1)
252 shares (cost $6,521)	6,282
Blue Chip Growth Portfolio (TRBCGP)
3,639 shares (cost $65,136)	75,395
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
116,652 shares (cost $1,559,717)	1,510,642
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
10,888 shares (cost $314,537)	276,222
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
76,413 shares (cost $829,780)	828,660
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
10,735 shares (cost $97,439)	102,897
Advantage VT Opportunity Fund - Class 2 (SVOF)
36 shares (cost $910)	1,047

Total Investments	$174,516,843

Accounts Receivable-VP Ultra(R) Fund - Class I (ACVU1)	7
Accounts Receivable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	14
Accounts Receivable-Global Small Capitalization Fund - Class 2 (AMVGS2)	1
Accounts Receivable-U.S. Real Estate Portfolio - Class I (MSVRE)	17
Accounts Receivable-NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	6
Accounts Receivable-Advantage VT Opportunity Fund - Class 2 (SVOF)	6

Accounts Payable-VP Capital Appreciation Fund - Class I (ACVCA)	(16)
Accounts Payable-Invesco NVIT Comstock Value Fund - Class I (EIF)	(9)
Accounts Payable-Quality Bond Fund II - Primary Shares (FQB)	(2)
Accounts Payable-NVIT International Equity Fund - Class I (GIG)	(7)
Accounts Payable-NVIT Cardinal Moderate Fund - Class I (NVCMD1)	(7)
Accounts Payable-NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	(1)
Accounts Payable-Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	(7)
Accounts Payable-Main Street Fund(R)/VA - Non-Service Shares (OVGI)	(2)
Accounts Payable-NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	(2)
Other Accounts Payable	(1,657)

$174,515,184

Contract Owners’ Equity:
Accumulation units	174,515,184

Total Contract Owners’ Equity (note 8)	$174,515,184

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	AMVGS2	AMVGR2	AMVI2	CVSPIP	DWVSVS	DSIF	DSRG
Reinvested dividends	$1,713,941	3	7,839	617	32	6	334,055	119
Asset charges (note 3)	(400,466)	(7)	(2,509)	(51)	(3)	(3)	(39,575)	(43)

Net investment income (loss)	1,313,475	(4)	5,330	566	29	3	294,480	76

Realized gain (loss) on investments	7,372,912	163	175,367	1,069	16	(11)	1,723,917	380
Change in unrealized gain (loss) on investments	(5,825,344)	(120)	(143,913)	(2,724)	(19)	(63)	110,692	2,269

Net gain (loss) on investments	1,547,568	43	31,454	(1,655)	(3)	(74)	1,834,609	2,649

Reinvested capital gains	3,283,519	12	44,700	-	172	141	223,999	781

Net increase (decrease) in contract owners’ equity resulting from operations	$6,144,562	51	81,484	(1,089)	198	70	2,353,088	3,506

Investment Activity:	ETVFR	FTVGB1	OGGO	JPMMV1	JABS	JACAS	JAGTS	JAIGS
Reinvested dividends	$6,866	-	-	-	2,499	35	-	116,975
Asset charges (note 3)	(534)	(337)	(1,910)	(7)	(409)	(285)	(4,558)	(4,989)

Net investment income (loss)	6,332	(337)	(1,910)	(7)	2,090	(250)	(4,558)	111,986

Realized gain (loss) on investments	(79)	(56)	105,170	132	2,337	2,003	31,034	(111,047)
Change in unrealized gain (loss) on investments	(9,557)	(4,380)	(267,947)	1,672	5,017	(27,507)	521,439	(394,010)

Net gain (loss) on investments	(9,636)	(4,436)	(162,777)	1,804	7,354	(25,504)	552,473	(505,057)

Reinvested capital gains	-	-	253,323	-	4,132	34,991	8,807	144,018

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,304)	(4,773)	88,636	1,797	13,576	9,237	556,722	(249,053)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	LZREMS	LOVMCV	MVRISC	MVFSC	MVIVSC	MSEM	VKVGR2	MSVMG
Reinvested dividends	$3,706	-	1,295	1,515	33,307	29,937	1,828	-
Asset charges (note 3)	(514)	(1)	(240)	(292)	(4,751)	(3,000)	(336)	(325)

Net investment income (loss)	3,192	(1)	1,055	1,223	28,556	26,937	1,492	(325)

Realized gain (loss) on investments	6,915	137	518	7,792	194,508	(87,962)	13	617
Change in unrealized gain (loss) on investments	(21,485)	(91)	(8,635)	(1,809)	(200,967)	(18,135)	5,170	(16,174)

Net gain (loss) on investments	(14,570)	46	(8,117)	5,983	(6,459)	(106,097)	5,183	(15,557)

Reinvested capital gains	1,966	-	-	3,554	-	4,119	-	17,597

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,412)	45	(7,062)	10,760	22,097	(75,041)	6,675	1,715

Investment Activity:	MSVRE	HIBF	GEM	GIG	NVCRA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$634	72,597	11,604	765	8	481	22	728
Asset charges (note 3)	(83)	(2,918)	(2,201)	(51)	-	(30)	(1)	(23)

Net investment income (loss)	551	69,679	9,403	714	8	451	21	705

Realized gain (loss) on investments	1,688	22,259	(20,177)	9,334	1	583	1	63
Change in unrealized gain (loss) on investments	8,315	(65,084)	(39,360)	(7,304)	15	(316)	15	816

Net gain (loss) on investments	10,003	(42,825)	(59,537)	2,030	16	267	16	879

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,554	26,854	(50,134)	2,744	24	718	37	1,584

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVCMC1	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$35	1,457	10,553	191	1	370	1,362	159
Asset charges (note 3)	(1)	(309)	(1,252)	(126)	-	(258)	(155)	(115)

Net investment income (loss)	34	1,148	9,301	65	1	112	1,207	44

Realized gain (loss) on investments	1	603	(7,917)	700	177	(1,584)	672	13,381
Change in unrealized gain (loss) on investments	(1)	12,156	21,159	4,574	(175)	886	1,099	(12,136)

Net gain (loss) on investments	-	12,759	13,242	5,274	2	(698)	1,771	1,245

Reinvested capital gains	-	-	-	-	-	3,950	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34	13,907	22,543	5,339	3	3,364	2,978	1,289

Investment Activity:	GVDMC	MCIF	SAM	SAM5	NVMLG1	NVMLV1	SCGF	SCVF
Reinvested dividends	$9	106,803	-	-	171	136	-	1,607
Asset charges (note 3)	(7)	(16,972)	(44)	(163,242)	(162)	(30)	(49)	(766)

Net investment income (loss)	2	89,831	(44)	(163,242)	9	106	(49)	841

Realized gain (loss) on investments	92	1,056,508	-	738	19,521	3,082	8,429	5,183
Change in unrealized gain (loss) on investments	(57)	(623,437)	-	-	(16,367)	(3,210)	(9,892)	(16,603)

Net gain (loss) on investments	35	433,071	-	738	3,154	(128)	(1,463)	(11,420)

Reinvested capital gains	59	391,687	-	-	2,763	1,057	275	30,868

Net increase (decrease) in contract owners’ equity resulting from operations	$96	914,589	(44)	(162,504)	5,926	1,035	(1,237)	20,289

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	SCF	MSBF	EIF	NVRE1	ALVGIA	ALVIVA	ACVCA	ACVIG
Reinvested dividends	$2,154	788	42	7,619	25,185	3,503	-	14,611
Asset charges (note 3)	(3,128)	(67)	(8)	(634)	(1,136)	(163)	-	(1,777)

Net investment income (loss)	(974)	721	34	6,985	24,049	3,340	-	12,834

Realized gain (loss) on investments	95,906	(181)	871	(380)	(71,828)	531	7	8,567
Change in unrealized gain (loss) on investments	(269,052)	780	(703)	(7,183)	(15,192)	(11,071)	18	61,258

Net gain (loss) on investments	(173,146)	599	168	(7,563)	(87,020)	(10,540)	25	69,825

Reinvested capital gains	194,737	-	-	63,631	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,617	1,320	202	63,053	(62,971)	(7,200)	25	82,659

Investment Activity:	ACVI	ACVMV1	ACVU1	ACVV	DVSCS	DCAP	DVIV	FQB
Reinvested dividends	$15,153	1,623	100	14,218	45,298	10,478	6,394	85
Asset charges (note 3)	(2,265)	(342)	(67)	(2,236)	(14,091)	(1,411)	(1,245)	(7)

Net investment income (loss)	12,888	1,281	33	11,982	31,207	9,067	5,149	78

Realized gain (loss) on investments	3,459	13,137	1,450	78,369	1,374,912	7,306	1,133	2
Change in unrealized gain (loss) on investments	(68,200)	(2,659)	1,055	23,019	(1,723,919)	11,772	(71,525)	(2)

Net gain (loss) on investments	(64,741)	10,478	2,505	101,388	(349,007)	19,078	(70,392)	-

Reinvested capital gains	-	8,873	-	-	430,205	14,904	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(51,853)	20,632	2,538	113,370	112,405	43,049	(65,243)	78

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FAMP	FCS	FEIS	FGOS	FGS	FHIS	FIGBS	FMCS
Reinvested dividends	$48,943	4,734	5,831	304	798	1,454	5,318	838
Asset charges (note 3)	(8,382)	(1,737)	(721)	(674)	(2,421)	(62)	(518)	(1,416)

Net investment income (loss)	40,561	2,997	5,110	(370)	(1,623)	1,392	4,800	(578)

Realized gain (loss) on investments	163,017	93,726	25,336	11,006	116,422	346	(1,144)	36,731
Change in unrealized gain (loss) on investments	(186,578)	(31,179)	(12,111)	19,548	(9,079)	(1,547)	6,114	(12,956)

Net gain (loss) on investments	(23,561)	62,547	13,225	30,554	107,343	(1,201)	4,970	23,775

Reinvested capital gains	159,746	11,080	3,212	255	-	-	52	13,908

Net increase (decrease) in contract owners’ equity resulting from operations	$176,746	76,624	21,547	30,439	105,720	191	9,822	37,105

Investment Activity:	FOS	FVSS	FTVSV2	TIF2	FTVGI2	GVMCE	SBVSG	BNCAI
Reinvested dividends	$1,139	150	19,420	3,260	14,500	15,860	-	145
Asset charges (note 3)	(163)	(3,153)	(7,608)	(403)	(366)	(3,978)	(210)	(211)

Net investment income (loss)	976	(3,003)	11,812	2,857	14,134	11,882	(210)	(66)

Realized gain (loss) on investments	3,347	610,676	325,718	18,077	(3,299)	195,478	849	6,994
Change in unrealized gain (loss) on investments	(10,081)	(460,151)	(576,347)	(39,712)	(1,031)	(272,091)	(8,753)	(4,067)

Net gain (loss) on investments	(6,734)	150,525	(250,629)	(21,635)	(4,330)	(76,613)	(7,904)	2,927

Reinvested capital gains	16	-	234,179	-	-	264,123	10,027	454

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,742)	147,522	(4,638)	(18,778)	9,804	199,392	1,913	3,315

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	AMGP	AMCG	AMTP	OVGR	OVGS	OVGI	OVAG	PMVAAA
Reinvested dividends	$415	-	2,956	2,368	36,789	85	-	19,978
Asset charges (note 3)	(227)	(3)	(984)	(1,370)	(5,969)	(26)	(46)	(945)

Net investment income (loss)	188	(3)	1,972	998	30,820	59	(46)	19,033

Realized gain (loss) on investments	1,687	45	2,853	28,906	701,984	2,380	2,881	866
Change in unrealized gain (loss) on investments	(8,737)	(416)	31,436	32,879	(749,713)	(1,713)	(2,207)	(20,674)

Net gain (loss) on investments	(7,050)	(371)	34,289	61,785	(47,729)	667	674	(19,808)

Reinvested capital gains	14,562	447	-	12,892	150,088	205	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,700	73	36,261	75,675	133,179	931	628	(775)

Investment Activity:	PMVLDA	PMVRRA	PMVTRA	PIHYB1	ACGI	AVIE	ROCMC	TREI2
Reinvested dividends	$20,432	61,246	479,413	15,285	3,193	111	-	30,153
Asset charges (note 3)	(4,521)	(9,809)	(46,380)	(815)	(456)	(26)	(538)	(5,045)

Net investment income (loss)	15,911	51,437	433,033	14,470	2,737	85	(538)	25,108

Realized gain (loss) on investments	1,637	(60,125)	(182,287)	(165)	44,953	2,199	69,652	469,903
Change in unrealized gain (loss) on investments	(4,804)	198,474	615,461	(30,648)	(50,926)	(1,932)	(99,424)	(480,233)

Net gain (loss) on investments	(3,167)	138,349	433,174	(30,813)	(5,973)	267	(29,772)	(10,330)

Reinvested capital gains	-	-	-	9,838	20,767	-	12,009	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,744	189,786	866,207	(6,505)	17,531	352	(18,301)	14,778

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	TRLT1	TRMCG2	TRNAG1	TRBCGP	VWEM	VWHA	WRMCG	WRRESP
Reinvested dividends	$926	-	-	-	19,723	273	-	321
Asset charges (note 3)	(234)	(593)	(14)	(178)	(7,166)	(766)	(191)	(86)

Net investment income (loss)	692	(593)	(14)	(178)	12,557	(493)	(191)	235

Realized gain (loss) on investments	(38)	6,299	476	330	7,367	(12,911)	(342)	1,050
Change in unrealized gain (loss) on investments	(1,648)	(4,463)	(872)	6,017	(320,428)	(46,591)	(1,121)	5,389

Net gain (loss) on investments	(1,686)	1,836	(396)	6,347	(313,061)	(59,502)	(1,463)	6,439

Reinvested capital gains	-	27,193	860	-	450,255	-	-	1,835

Net increase (decrease) in contract owners’ equity resulting from operations	$(994)	28,436	450	6,169	149,751	(59,995)	(1,654)	8,509

Investment Activity:	SVOF	CVSSE	ACVVS1
Reinvested dividends	$-	2	-
Asset charges (note 3)	(3)	(1)	-

Net investment income (loss)	(3)	1	-

Realized gain (loss) on investments	167	281	52
Change in unrealized gain (loss) on investments	(88)	(446)	(107)

Net gain (loss) on investments	79	(165)	(55)

Reinvested capital gains	-	150	45

Net increase (decrease) in contract owners’ equity resulting from operations	$76	(14)	(10)

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		AMVGS2		AMVGR2		AMVI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,313,475	1,397,867	(4)	15	5,330	7,978	566	165
Realized gain (loss) on investments	7,372,912	7,032,279	163	91	175,367	39,991	1,069	91
Change in unrealized gain (loss) on investments	(5,825,344)	6,962,278	(120)	240	(143,913)	264,329	(2,724)	2,349
Reinvested capital gains	3,283,519	1,206,578	12	-	44,700	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,144,562	16,599,002	51	346	81,484	312,298	(1,089)	2,605

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	96,224	2,075,385	-	-	-	-	-	-
Transfers between funds	-	-	68	1,473	(350,581)	(207,077)	30,961	1,728
Surrenders (note 6)	(821,239)	(14,208,792)	(220)	-	(1,161)	-	-	-
Death Benefits (note 4)	-	(58,704)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,501)	(1,220,929)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,524,163)	(2,410,230)	(170)	(110)	(13,701)	(24,981)	(778)	(371)
Adjustments to maintain reserves	296	1,045	-	(1)	3	14	(2)	3

Net equity transactions	(3,252,383)	(15,822,225)	(322)	1,362	(365,440)	(232,044)	30,181	1,360

Net change in contract owners’ equity	2,892,179	776,777	(271)	1,708	(283,956)	80,254	29,092	3,965
Contract owners’ equity beginning of period	171,623,005	170,846,228	2,524	816	1,265,569	1,185,315	15,223	11,258

Contract owners’ equity end of period	$174,515,184	171,623,005	2,253	2,524	981,613	1,265,569	44,315	15,223

CHANGES IN UNITS:
Beginning units	10,851,836	11,527,101	186	77	83,379	101,345	1,359	1,220
Units purchased	1,900,879	1,404,966	17	118	-	159	2,783	254
Units redeemed	(1,131,160)	(2,080,231)	(40)	(9)	(23,630)	(18,125)	(70)	(115)

Ending units	11,621,555	10,851,836	163	186	59,749	83,379	4,072	1,359

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CVSPIP		DWVSVS		DSIF		DSRG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$29	-	3	-	294,480	287,542	76	115
Realized gain (loss) on investments	16	-	(11)	-	1,723,917	1,199,950	380	2,704
Change in unrealized gain (loss) on investments	(19)	-	(63)	-	110,692	3,212,109	2,269	968
Reinvested capital gains	172	-	141	-	223,999	211,810	781	-

Net increase (decrease) in contract owners’ equity resulting from operations	198	-	70	-	2,353,088	4,911,411	3,506	3,787

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	29	-	4,061	21,971	-	-
Transfers between funds	1,930	-	1,630	-	(114,209)	(1,965,953)	88,968	(2,805)
Surrenders (note 6)	2	-	2	-	(38,158)	(1,231,315)	-	(9,199)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(116)	47	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(35)	-	(33)	-	(257,307)	(234,009)	(356)	(337)
Adjustments to maintain reserves	2	-	-	-	(1)	53	(6)	11

Net equity transactions	1,899	-	1,628	-	(405,730)	(3,409,206)	88,606	(12,330)

Net change in contract owners’ equity	2,097	-	1,698	-	1,947,358	1,502,205	92,112	(8,543)
Contract owners’ equity beginning of period	-	-	-	-	18,219,808	16,717,603	10,804	19,347

Contract owners’ equity end of period	$2,097	-	1,698	-	20,167,166	18,219,808	102,916	10,804

CHANGES IN UNITS:
Beginning units	-	-	-	-	977,124	1,172,345	633	1,519
Units purchased	193	-	121	-	18,958	1,702	4,715	1
Units redeemed	(3)	-	(2)	-	(38,610)	(196,923)	(20)	(887)

Ending units	190	-	119	-	957,472	977,124	5,328	633

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ETVFR		FTVGB1		IVKMG1		OGGO
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,332	-	(337)	-	-	(1)	(1,910)	(1,732)
Realized gain (loss) on investments	(79)	-	(56)	-	-	219	105,170	156,296
Change in unrealized gain (loss) on investments	(9,557)	-	(4,380)	-	-	64	(267,947)	121,864
Reinvested capital gains	-	-	-	-	-	-	253,323	56,684

Net increase (decrease) in contract owners’ equity resulting from operations	(3,304)	-	(4,773)	-	-	282	88,636	333,112

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	412,010	-	276,270	-	-	-	(1,004,834)	(284,646)
Surrenders (note 6)	-	-	-	-	-	(3,829)	1	(19,948)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6,207)	-	(8,824)	-	-	(46)	(8,637)	(10,216)
Adjustments to maintain reserves	(6)	-	(2)	-	-	2	(14)	7

Net equity transactions	405,797	-	267,444	-	-	(3,873)	(1,013,484)	(314,803)

Net change in contract owners’ equity	402,493	-	262,671	-	-	(3,591)	(924,848)	18,309
Contract owners’ equity beginning of period	-	-	-	-	-	3,591	924,848	906,539

Contract owners’ equity end of period	$402,493	-	262,671	-	-	-	-	924,848

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	366	28,421	39,822
Units purchased	36,893	-	26,909	-	-	-	-	-
Units redeemed	(558)	-	(862)	-	-	(366)	(28,421)	(11,401)

Ending units	36,335	-	26,047	-	-	-	-	28,421

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JPMMV1		JABS		JACAS		JAGTS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(7)	-	2,090	2,486	(250)	321	(4,558)	(355)
Realized gain (loss) on investments	132	-	2,337	5,620	2,003	18,492	31,034	9,023
Change in unrealized gain (loss) on investments	1,672	-	5,017	5,299	(27,507)	12,957	521,439	35,125
Reinvested capital gains	-	-	4,132	6,421	34,991	-	8,807	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,797	-	13,576	19,826	9,237	31,770	556,722	43,793

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	1	-	1,243	2,128	-	-
Transfers between funds	67,087	-	75,206	39,394	(5,690)	(18,282)	7,127,215	(24,823)
Surrenders (note 6)	-	-	(881)	(23,356)	-	(58,209)	-	(60,466)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	-	(3,542)	(2,416)	(2,442)	(2,839)	(21,385)	(3,148)
Adjustments to maintain reserves	(9)	-	1	13	3	(5)	2	(1)

Net equity transactions	67,078	-	70,785	13,635	(6,886)	(77,207)	7,105,832	(88,438)

Net change in contract owners’ equity	68,875	-	84,361	33,461	2,351	(45,437)	7,662,554	(44,645)
Contract owners’ equity beginning of period	-	-	137,520	104,059	117,917	163,354	145,177	189,822

Contract owners’ equity end of period	$68,875	-	221,881	137,520	120,268	117,917	7,807,731	145,177

CHANGES IN UNITS:
Beginning units	-	-	5,558	5,026	7,255	13,122	17,752	31,347
Units purchased	2,408	-	2,939	1,692	71	152	859,985	-
Units redeemed	-	-	(191)	(1,160)	(487)	(6,019)	(2,448)	(13,595)

Ending units	2,408	-	8,306	5,558	6,839	7,255	875,289	17,752

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JAIGS		LZREMS		LOVMCV		MVRISC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$111,986	53,443	3,192	2,405	(1)	-	1,055	1,361
Realized gain (loss) on investments	(111,047)	(163,801)	6,915	4,984	137	1,595	518	162
Change in unrealized gain (loss) on investments	(394,010)	374,842	(21,485)	(11,039)	(91)	(969)	(8,635)	13,904
Reinvested capital gains	144,018	-	1,966	1,215	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(249,053)	264,484	(9,412)	(2,435)	45	626	(7,062)	15,427

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,255	2,398	-	5,253	-	-	-	-
Transfers between funds	(181,643)	(30,896)	36,620	(18,327)	(445)	(85)	4,091	-
Surrenders (note 6)	-	(105,504)	(16,127)	-	-	(6,123)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,377)	(174,282)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(38,737)	(39,624)	(13,469)	(12,459)	(12)	(60)	(5,260)	(4,598)
Adjustments to maintain reserves	-	(8)	8	(4)	(1)	5	1	4

Net equity transactions	(222,502)	(347,916)	7,032	(25,537)	(458)	(6,263)	(1,168)	(4,594)

Net change in contract owners’ equity	(471,555)	(83,432)	(2,380)	(27,972)	(413)	(5,637)	(8,230)	10,833
Contract owners’ equity beginning of period	2,047,098	2,130,530	209,216	237,188	413	6,050	97,226	86,393

Contract owners’ equity end of period	$1,575,543	2,047,098	206,836	209,216	-	413	88,996	97,226

CHANGES IN UNITS:
Beginning units	121,759	144,457	18,727	20,917	24	457	9,172	9,647
Units purchased	167	235	3,330	1,042	-	-	390	-
Units redeemed	(15,047)	(22,933)	(2,597)	(3,232)	(24)	(433)	(503)	(475)

Ending units	106,879	121,759	19,460	18,727	-	24	9,059	9,172

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MVFSC		MVIVSC		MSEM		VKVGR2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,223	860	28,556	19,993	26,937	10,558	1,492	-
Realized gain (loss) on investments	7,792	1,851	194,508	131,900	(87,962)	10,678	13	-
Change in unrealized gain (loss) on investments	(1,809)	30,764	(200,967)	303,046	(18,135)	(53,118)	5,170	-
Reinvested capital gains	3,554	351	-	-	4,119	3,470	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,760	33,826	22,097	454,939	(75,041)	(28,412)	6,675	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	444	811	-	-	-	-
Transfers between funds	(12,855)	-	(191,629)	(254,091)	368,533	15,741	257,506	-
Surrenders (note 6)	-	-	(32,694)	-	(25,424)	(34,328)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6,410)	(5,686)	(42,901)	(40,330)	(36,993)	(18,743)	(3,929)	-
Adjustments to maintain reserves	7	(7)	(1)	(6)	(17)	19	(1)	-

Net equity transactions	(19,258)	(5,693)	(266,781)	(293,616)	306,099	(37,311)	253,576	-

Net change in contract owners’ equity	(8,498)	28,133	(244,684)	161,323	231,058	(65,723)	260,251	-
Contract owners’ equity beginning of period	126,569	98,436	1,982,452	1,821,129	296,640	362,363	-	-

Contract owners’ equity end of period	$118,071	126,569	1,737,768	1,982,452	527,698	296,640	260,251	-

CHANGES IN UNITS:
Beginning units	9,129	9,603	96,252	112,571	10,054	11,179	-	-
Units purchased	-	-	5,976	942	9,348	1,245	23,266	-
Units redeemed	(1,382)	(474)	(18,592)	(17,261)	(1,982)	(2,370)	(352)	-

Ending units	7,747	9,129	83,636	96,252	17,420	10,054	22,914	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSVMG		MSVRE		HIBF		GEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(325)	67	551	(340)	69,679	72,304	9,403	8,112
Realized gain (loss) on investments	617	2,527	1,688	252,831	22,259	6,266	(20,177)	(55,289)
Change in unrealized gain (loss) on investments	(16,174)	28,053	8,315	(166,441)	(65,084)	(4,568)	(39,360)	52,612
Reinvested capital gains	17,597	2,000	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,715	32,647	10,554	86,050	26,854	74,002	(50,134)	5,435

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,258	3,817	-	3,630	-	3,336	-	-
Transfers between funds	3,506	18,272	5,289	(15,590)	(222,761)	9,244	34	(164)
Surrenders (note 6)	-	(26,638)	-	(929,478)	-	(15,321)	-	(89,818)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(125)	(204)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,083)	(2,548)	(1,242)	(5,038)	(16,210)	(17,053)	(22,646)	(22,782)
Adjustments to maintain reserves	(2)	8	(8)	(16)	16	(22)	14	(2)

Net equity transactions	2,679	(7,089)	4,039	(946,492)	(239,080)	(20,020)	(22,598)	(112,766)

Net change in contract owners’ equity	4,394	25,558	14,593	(860,442)	(212,226)	53,982	(72,732)	(107,331)
Contract owners’ equity beginning of period	129,472	103,914	31,408	891,850	1,159,411	1,105,429	895,288	1,002,619

Contract owners’ equity end of period	$133,866	129,472	46,001	31,408	947,185	1,159,411	822,556	895,288

CHANGES IN UNITS:
Beginning units	7,567	8,329	910	25,358	49,393	50,293	34,149	38,432
Units purchased	305	1,433	156	188	59	607	2	-
Units redeemed	(180)	(2,195)	(36)	(24,636)	(10,011)	(1,507)	(865)	(4,283)

Ending units	7,692	7,567	1,030	910	39,441	49,393	33,286	34,149

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GIG		NVCRA1		NVCCN1		NVCMD1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$714	77	8	-	451	-	21	-
Realized gain (loss) on investments	9,334	2,790	1	-	583	-	1	-
Change in unrealized gain (loss) on investments	(7,304)	3,814	15	-	(316)	-	15	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,744	6,681	24	-	718	-	37	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(36,503)	(11,415)	607	-	31,737	-	1,436	-
Surrenders (note 6)	-	(38,113)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(317)	(763)	(3)	-	(420)	-	(7)	-
Adjustments to maintain reserves	2	(1)	1	-	6	-	7	-

Net equity transactions	(36,818)	(50,292)	605	-	31,323	-	1,436	-

Net change in contract owners’ equity	(34,074)	(43,611)	629	-	32,041	-	1,473	-
Contract owners’ equity beginning of period	35,337	78,948	-	-	-	-	-	-

Contract owners’ equity end of period	$1,263	35,337	629	-	32,041	-	1,473	-

CHANGES IN UNITS:
Beginning units	2,195	5,764	-	-	-	-	-	-
Units purchased	-	-	29	-	2,351	-	82	-
Units redeemed	(2,116)	(3,569)	-	-	(30)	-	-	-

Ending units	79	2,195	29	-	2,321	-	82	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMA1		NVCMC1		TRF		GBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$705	-	34	-	1,148	1,169	9,301	7,801
Realized gain (loss) on investments	63	-	1	-	603	3,331	(7,917)	(24,921)
Change in unrealized gain (loss) on investments	816	-	(1)	-	12,156	24,566	21,159	(2,256)
Reinvested capital gains	-	-	-	-	-	-	-	6,233

Net increase (decrease) in contract owners’ equity resulting from operations	1,584	-	34	-	13,907	29,066	22,543	(13,143)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	723	3,945	24,167
Transfers between funds	47,239	-	2,281	-	-	(741)	(43,059)	155,270
Surrenders (note 6)	-	-	-	-	-	(15,015)	-	(2,717,467)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(247)	-	(12)	-	(1,404)	(1,548)	(12,416)	(23,785)
Adjustments to maintain reserves	8	-	(6)	-	-	(4)	(1)	18

Net equity transactions	47,000	-	2,263	-	(1,404)	(16,585)	(51,531)	(2,561,797)

Net change in contract owners’ equity	48,584	-	2,297	-	12,503	12,481	(28,988)	(2,574,940)
Contract owners’ equity beginning of period	-	-	-	-	117,953	105,472	542,873	3,117,813

Contract owners’ equity end of period	$48,584	-	2,297	-	130,456	117,953	513,885	542,873

CHANGES IN UNITS:
Beginning units	-	-	-	-	6,796	7,947	28,976	151,647
Units purchased	2,434	-	146	-	-	49	1,106	10,374
Units redeemed	(12)	-	(1)	-	(77)	(1,200)	(4,239)	(133,045)

Ending units	2,422	-	145	-	6,719	6,796	25,843	28,976

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CAF		GVIDA		GVIDC		GVIDM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$65	181	1	8	112	1,937	1,207	497
Realized gain (loss) on investments	700	1,484	177	409	(1,584)	569	672	2,866
Change in unrealized gain (loss) on investments	4,574	9,506	(175)	(142)	886	(1,347)	1,099	3,011
Reinvested capital gains	-	-	-	-	3,950	1,818	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,339	11,171	3	275	3,364	2,977	2,978	6,374

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1)	-	-	-	-	-	(107)	-
Transfers between funds	4,277	726	(627)	(279)	(121,730)	146,031	44,030	(17,788)
Surrenders (note 6)	-	(7,908)	-	(2,121)	-	(32,034)	-	(5,327)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(744)	(743)	(10)	(33)	(2,950)	(1,778)	(858)	(633)
Adjustments to maintain reserves	2	1	(2)	4	5	(5)	14	(17)

Net equity transactions	3,534	(7,924)	(639)	(2,429)	(124,675)	112,214	43,079	(23,765)

Net change in contract owners’ equity	8,873	3,247	(636)	(2,154)	(121,311)	115,191	46,057	(17,391)
Contract owners’ equity beginning of period	47,035	43,788	636	2,790	121,311	6,120	37,367	54,758

Contract owners’ equity end of period	$55,908	47,035	-	636	-	121,311	83,424	37,367

CHANGES IN UNITS:
Beginning units	3,994	4,812	30	167	7,734	408	1,971	3,360
Units purchased	342	79		-	-	9,535	2,267	-
Units redeemed	(61)	(897)	(30)	(137)	(7,734)	(2,209)	(44)	(1,389)

Ending units	4,275	3,994	-	30	-	7,734	4,194	1,971

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA		GVDMC		MCIF		SAM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$44	763	2	(3)	89,831	68,945	(44)	(129)
Realized gain (loss) on investments	13,381	3,856	92	608	1,056,508	882,616	-	-
Change in unrealized gain (loss) on investments	(12,136)	7,638	(57)	(396)	(623,437)	832,634	-	-
Reinvested capital gains	-	-	59	47	391,687	181,437	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,289	12,257	96	256	914,589	1,965,632	(44)	(129)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	454	726	-	-
Transfers between funds	(58,176)	(2,018)	(3,859)	1,286	1,234,972	287,705	-	-
Surrenders (note 6)	-	(19,279)	-	(3,944)	-	(54,363)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(5,107)	(286,983)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,208)	(1,422)	(82)	(588)	(74,453)	(59,836)	(4,700)	(5,867)
Adjustments to maintain reserves	4	(6)	9	(7)	(14)	3	1	(5)

Net equity transactions	(59,380)	(22,725)	(3,932)	(3,253)	1,160,959	174,235	(9,806)	(292,855)

Net change in contract owners’ equity	(58,091)	(10,468)	(3,836)	(2,997)	2,075,548	2,139,867	(9,850)	(292,984)
Contract owners’ equity beginning of period	58,091	68,559	3,836	6,833	7,968,305	5,828,438	21,223	314,207

Contract owners’ equity end of period	$-	58,091	-	3,836	10,043,853	7,968,305	11,373	21,223

CHANGES IN UNITS:
Beginning units	2,841	4,093	218	428	271,890	263,729	1,571	23,201
Units purchased	-	-	-	65	44,433	12,226	-	-
Units redeemed	(2,841)	(1,252)	(218)	(275)	(2,460)	(4,065)	(727)	(21,630)

Ending units	-	2,841	-	218	313,863	271,890	844	1,571

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SAM5		NVMLG1		NVMLV1		NVMMG1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(163,242)	(146,595)	9	372	106	125	-	(2)
Realized gain (loss) on investments	738	-	19,521	17,403	3,082	6,753	-	890
Change in unrealized gain (loss) on investments	-	-	(16,367)	3,363	(3,210)	(418)	-	(317)
Reinvested capital gains	-	-	2,763	5,312	1,057	600	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(162,504)	(146,595)	5,926	26,450	1,035	7,060	-	571

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	26,422	1,873,706	-	-	-	-	-	-
Transfers between funds	7,201,363	8,107,388	(55,103)	(17,312)	(2,857)	(1,264)	-	(10)
Surrenders (note 6)	(561,005)	(1,412,920)	-	(55,953)	1	(36,484)	-	(8,019)
Death Benefits (note 4)	-	(12,695)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	16,662	(270,697)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(913,272)	(793,576)	(1,483)	(1,919)	(350)	(629)	-	(66)
Adjustments to maintain reserves	(94)	83	(1)	(2)	(4)	6	-	3

Net equity transactions	5,770,076	7,491,289	(56,587)	(75,186)	(3,210)	(38,371)	-	(8,092)

Net change in contract owners’ equity	5,607,572	7,344,694	(50,661)	(48,736)	(2,175)	(31,311)	-	(7,521)
Contract owners’ equity beginning of period	66,596,781	59,252,087	86,041	134,777	13,480	44,791	-	7,521

Contract owners’ equity end of period	$72,204,353	66,596,781	35,380	86,041	11,305	13,480	-	-

CHANGES IN UNITS:
Beginning units	5,830,582	5,176,806	6,009	12,651	861	3,865	-	683
Units purchased	600,081	879,413	-	-	-	-	-	-
Units redeemed	(94,950)	(225,637)	(3,766)	(6,642)	(206)	(3,004)	-	(683)

Ending units	6,335,713	5,830,582	2,243	6,009	655	861	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCGF		SCVF		SCF		MSBF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(49)	(328)	841	1,414	(974)	(1,406)	721	895
Realized gain (loss) on investments	8,429	51,448	5,183	117,871	95,906	479,232	(181)	1,876
Change in unrealized gain (loss) on investments	(9,892)	(10,313)	(16,603)	(27,391)	(269,052)	(167,679)	780	(2,310)
Reinvested capital gains	275	1,630	30,868	-	194,737	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,237)	42,437	20,289	91,894	20,617	310,147	1,320	461

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	3,881	4	(3,873)	-	-
Transfers between funds	(32,522)	(241,169)	41,647	(47,117)	550,379	(36,883)	(16,799)	(104,378)
Surrenders (note 6)	-	(10,696)	-	(58,936)	-	(946,221)	(2,291)	(21,163)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(3,261)	(148,266)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(310)	(3,231)	(9,578)	(9,146)	(17,649)	(14,153)	(1,562)	(3,567)
Adjustments to maintain reserves	(7)	6	16	(1)	2	(14)	(2)	4

Net equity transactions	(32,839)	(255,090)	32,085	(111,319)	529,475	(1,149,410)	(20,654)	(129,104)

Net change in contract owners’ equity	(34,076)	(212,653)	52,374	(19,425)	550,092	(839,263)	(19,334)	(128,643)
Contract owners’ equity beginning of period	34,916	247,569	287,712	307,137	690,459	1,529,722	30,134	158,777

Contract owners’ equity end of period	$840	34,916	340,086	287,712	1,240,551	690,459	10,800	30,134

CHANGES IN UNITS:
Beginning units	1,364	13,920	7,264	10,860	18,909	58,855	1,463	7,603
Units purchased	-	-	1,018	-	15,464	1,241	38	38
Units redeemed	(1,332)	(12,556)	(239)	(3,596)	(604)	(41,187)	(995)	(6,178)

Ending units	32	1,364	8,043	7,264	33,769	18,909	506	1,463

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	EIF		NVRE1		ALVGIA		ALVIVA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$34	(15)	6,985	3,132	24,049	533	3,340	3,841
Realized gain (loss) on investments	871	4,716	(380)	(119)	(71,828)	160,263	531	1,136
Change in unrealized gain (loss) on investments	(703)	(2,272)	(7,183)	(16,704)	(15,192)	(98,983)	(11,071)	8,029
Reinvested capital gains	-	-	63,631	16,385	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	202	2,429	63,053	2,694	(62,971)	61,813	(7,200)	13,006

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	(1)	-	-	6,222
Transfers between funds	(2,020)	(14)	3,721	223,707	67,681	(1,508,572)	36,609	(994)
Surrenders (note 6)	-	(17,496)	-	-	-	(17,006)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(89)	(205)	(7,500)	(4,108)	(7,564)	(2,701)	(2,539)	(1,733)
Adjustments to maintain reserves	5	6	8	(10)	(21)	17	3	-

Net equity transactions	(2,104)	(17,709)	(3,771)	219,589	60,095	(1,528,262)	34,073	3,495

Net change in contract owners’ equity	(1,902)	(15,280)	59,282	222,283	(2,876)	(1,466,449)	26,873	16,501
Contract owners’ equity beginning of period	3,377	18,657	222,283	-	64,734	1,531,183	67,418	50,917

Contract owners’ equity end of period	$1,475	3,377	281,565	222,283	61,858	64,734	94,291	67,418

CHANGES IN UNITS:
Beginning units	177	1,323	9,171	-	2,542	80,947	7,602	7,048
Units purchased	-	-	133	9,340	-	1	4,046	991
Units redeemed	(106)	(1,146)	(268)	(169)	(319)	(78,406)	(289)	(437)

Ending units	71	177	9,036	9,171	2,223	2,542	11,359	7,602

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVI		ACVMV1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	(134)	12,834	11,308	12,888	16,651	1,281	1,266
Realized gain (loss) on investments	7	149,544	8,567	13,278	3,459	(20,805)	13,137	11,099
Change in unrealized gain (loss) on investments	18	(120,320)	61,258	146,127	(68,200)	196,709	(2,659)	22,458
Reinvested capital gains	-	-	-	-	-	-	8,873	2,111

Net increase (decrease) in contract owners’ equity resulting from operations	25	29,090	82,659	170,713	(51,853)	192,555	20,632	36,934

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	6,243	9,592	(22)	-	-	-
Transfers between funds	(510)	-	32,760	28,895	(19,156)	12,895	(2,814)	(37,230)
Surrenders (note 6)	1	(464,670)	-	(15,841)	-	(283,743)	(12,646)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10)	(3,854)	(12,580)	(10,626)	(22,836)	(22,056)	(9,694)	(9,046)
Adjustments to maintain reserves	919	8	3	(4)	4	(4)	4	(3)

Net equity transactions	400	(468,516)	26,426	12,016	(42,010)	(292,908)	(25,150)	(46,279)

Net change in contract owners’ equity	425	(439,426)	109,085	182,729	(93,863)	(100,353)	(4,518)	(9,345)
Contract owners’ equity beginning of period	-	439,426	668,770	486,041	935,875	1,036,228	140,470	149,815

Contract owners’ equity end of period	$425	-	777,855	668,770	842,012	935,875	135,952	140,470

CHANGES IN UNITS:
Beginning units	-	17,464	32,220	31,725	49,492	66,912	8,859	12,263
Units purchased	40	-	1,754	2,044	-	826	131	147
Units redeemed	(28)	(17,464)	(580)	(1,549)	(2,251)	(18,246)	(1,607)	(3,551)

Ending units	12	-	33,394	32,220	47,241	49,492	7,383	8,859

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVU1		ACVV		DVSCS		DCAP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33	61	11,982	12,049	31,207	62,611	9,067	9,068
Realized gain (loss) on investments	1,450	3,140	78,369	22,013	1,374,912	936,743	7,306	10,922
Change in unrealized gain (loss) on investments	1,055	4,723	23,019	199,872	(1,723,919)	1,294,228	11,772	78,821
Reinvested capital gains	-	-	-	-	430,205	94,509	14,904	1,250

Net increase (decrease) in contract owners’ equity resulting from operations	2,538	7,924	113,370	233,934	112,405	2,388,091	43,049	100,061

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1)	-	-	-	984	1,723	1,329	2,195
Transfers between funds	(807)	(665)	(183,757)	3,334	(3,678,358)	(161,113)	(20,447)	(33,340)
Surrenders (note 6)	-	(15,226)	-	(60,334)	(44)	(22,457)	-	(21,875)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(498)	(538)	(24,948)	(25,047)	(62,539)	(60,432)	(7,935)	(8,613)
Adjustments to maintain reserves	-	(11)	14	(9)	9	14	13	(6)

Net equity transactions	(1,306)	(16,440)	(208,691)	(82,056)	(3,739,948)	(242,265)	(27,040)	(61,639)

Net change in contract owners’ equity	1,232	(8,516)	(95,321)	151,878	(3,627,543)	2,145,826	16,009	38,422
Contract owners’ equity beginning of period	25,902	34,418	945,877	793,999	7,994,605	5,848,779	559,480	521,058

Contract owners’ equity end of period	$27,134	25,902	850,556	945,877	4,367,062	7,994,605	575,489	559,480

CHANGES IN UNITS:
Beginning units	1,392	2,529	34,256	37,784	292,652	300,667	26,150	29,420
Units purchased	-	-	-	42	35	1,119	57	105
Units redeemed	(63)	(1,137)	(6,947)	(3,570)	(140,303)	(9,134)	(1,260)	(3,375)

Ending units	1,329	1,392	27,309	34,256	152,384	292,652	24,947	26,150

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVIV		FQB		FAMP		FCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,149	5,915	78	9,053	40,561	28,823	2,997	5,194
Realized gain (loss) on investments	1,133	10,811	2	128,598	163,017	425,465	93,726	12,138
Change in unrealized gain (loss) on investments	(71,525)	57,803	(2)	(128,054)	(186,578)	(127,831)	(31,179)	165,707
Reinvested capital gains	-	-	-	-	159,746	5,371	11,080	201

Net increase (decrease) in contract owners’ equity resulting from operations	(65,243)	74,529	78	9,597	176,746	331,828	76,624	183,240

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	1,277	5,442	27,558
Transfers between funds	209,051	12,494	527	(3,147,733)	785,952	(159,496)	(246,323)	(27,092)
Surrenders (note 6)	-	(16,333)	-	(27,147)	-	(482,437)	-	(8,329)
Death Benefits (note 4)	-	-	-	-	-	(17,798)	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(14,600)	(11,144)	(70)	(6,189)	(33,594)	(26,334)	(18,068)	(16,766)
Adjustments to maintain reserves	(13)	14	10	(5)	(13)	9	21	-

Net equity transactions	194,438	(14,969)	467	(3,181,074)	752,345	(684,779)	(258,928)	(24,629)

Net change in contract owners’ equity	129,195	59,560	545	(3,171,477)	929,091	(352,951)	(182,304)	158,611
Contract owners’ equity beginning of period	407,022	347,462	2,178	3,173,655	2,298,566	2,651,517	769,796	611,185

Contract owners’ equity end of period	$536,217	407,022	2,723	2,178	3,227,657	2,298,566	587,492	769,796

CHANGES IN UNITS:
Beginning units	19,584	20,511	106	155,678	124,607	165,902	25,708	26,600
Units purchased	9,653	581	25	-	42,888	-	157	1,143
Units redeemed	(714)	(1,508)	(3)	(155,572)	(1,751)	(41,295)	(8,059)	(2,035)

Ending units	28,523	19,584	128	106	165,744	124,607	17,806	25,708

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FEIS		FGOS		FGS		FHIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$5,110	5,530	(370)	(1,077)	(1,623)	(236)	1,392	1,572
Realized gain (loss) on investments	25,336	18,819	11,006	343,777	116,422	81,418	346	2,425
Change in unrealized gain (loss) on investments	(12,111)	27,342	19,548	(114,438)	(9,079)	177,084	(1,547)	(1,133)
Reinvested capital gains	3,212	17,329	255	129	-	642	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	21,547	69,020	30,439	228,391	105,720	258,908	191	2,864

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,538	4,273	-	-	-	-	-	-
Transfers between funds	(78,650)	(23,691)	(28,238)	(450,071)	(251,436)	229,331	(3,833)	(12,796)
Surrenders (note 6)	-	(28,043)	-	(928,071)	-	(8,740)	-	(35,280)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(1,946)	(76,619)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,532)	(6,795)	(3,819)	(12,251)	(26,762)	(23,364)	(704)	(935)
Adjustments to maintain reserves	15	(3)	(1)	1	(3)	(1)	(3)	(7)

Net equity transactions	(83,629)	(54,259)	(32,058)	(1,390,392)	(280,147)	120,607	(4,540)	(49,018)

Net change in contract owners’ equity	(62,082)	14,761	(1,619)	(1,162,001)	(174,427)	379,515	(4,349)	(46,154)
Contract owners’ equity beginning of period	277,077	262,316	275,935	1,437,936	1,046,696	667,181	28,841	74,995

Contract owners’ equity end of period	$214,995	277,077	274,316	275,935	872,269	1,046,696	24,492	28,841

CHANGES IN UNITS:
Beginning units	13,203	15,961	16,553	118,550	49,975	43,279	1,737	4,770
Units purchased	111	208	-	-	-	13,245	-	-
Units redeemed	(3,861)	(2,966)	(1,837)	(101,997)	(12,425)	(6,549)	(274)	(3,033)

Ending units	9,453	13,203	14,716	16,553	37,550	49,975	1,463	1,737

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FIGBS		FMCS		FOP		FOS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,800	2,566	(578)	1,080	-	(9)	976	655
Realized gain (loss) on investments	(1,144)	(855)	36,731	10,007	-	4,759	3,347	5,811
Change in unrealized gain (loss) on investments	6,114	(6,328)	(12,956)	86,325	-	(3,569)	(10,081)	11,047
Reinvested capital gains	52	1,546	13,908	76,358	-	-	16	244

Net increase (decrease) in contract owners’ equity resulting from operations	9,822	(3,071)	37,105	173,770	-	1,181	(5,742)	17,757

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	7,171	-	-	116	220
Transfers between funds	123,982	2,803	(132,669)	43,430	-	-	21,521	(3,026)
Surrenders (note 6)	-	(20,132)	(13,395)	(50,145)	-	(29,123)	-	(3,698)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,366)	(5,543)	(23,164)	(22,126)	-	(246)	(1,751)	(1,832)
Adjustments to maintain reserves	1	(5)	31	(4)	-	(1)	8	(5)

Net equity transactions	113,617	(22,877)	(169,197)	(21,674)	-	(29,370)	19,894	(8,341)

Net change in contract owners’ equity	123,439	(25,948)	(132,092)	152,096	-	(28,189)	14,152	9,416
Contract owners’ equity beginning of period	123,438	149,386	660,372	508,276	-	28,189	71,711	62,295

Contract owners’ equity end of period	$246,877	123,438	528,280	660,372	-	-	85,863	71,711

CHANGES IN UNITS:
Beginning units	8,542	10,117	28,143	29,402	-	2,129	3,884	4,388
Units purchased	8,344	191	160	4,153	-	-	1,320	25
Units redeemed	(691)	(1,766)	(7,054)	(5,412)	-	(2,129)	(128)	(529)

Ending units	16,195	8,542	21,249	28,143	-	-	5,076	3,884

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		FTVSV2		TIF2		FTVGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,003)	12,006	11,812	36,886	2,857	3,465	14,134	12,719
Realized gain (loss) on investments	610,676	7,413	325,718	178,583	18,077	8,616	(3,299)	3,208
Change in unrealized gain (loss) on investments	(460,151)	457,958	(576,347)	794,141	(39,712)	21,534	(1,031)	(14,873)
Reinvested capital gains	-	-	234,179	58,694	-	-	-	3,480

Net increase (decrease) in contract owners’ equity resulting from operations	147,522	477,377	(4,638)	1,068,304	(18,778)	33,615	9,804	4,534

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	8,095	1	-	-	-
Transfers between funds	(2,351,400)	1,784,521	(869,608)	(605,771)	(125,358)	21,276	(275,939)	(32,920)
Surrenders (note 6)	-	(21,581)	-	(23,083)	-	(54,155)	(25,776)	-
Death Benefits (note 4)	-	-	-	(28,211)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(18,423)	(24,484)	(32,826)	(35,406)	(3,660)	(3,531)	(11,207)	(19,632)
Adjustments to maintain reserves	(7)	3	(10)	16	(5)	(8)	(8)	9

Net equity transactions	(2,369,830)	1,738,459	(902,444)	(684,360)	(129,022)	(36,418)	(312,930)	(52,543)

Net change in contract owners’ equity	(2,222,308)	2,215,836	(907,082)	383,944	(147,800)	(2,803)	(303,126)	(48,009)
Contract owners’ equity beginning of period	2,238,847	23,011	3,804,134	3,420,190	182,647	185,450	303,126	351,135

Contract owners’ equity end of period	$16,539	2,238,847	2,897,052	3,804,134	34,847	182,647	-	303,126

CHANGES IN UNITS:
Beginning units	92,347	1,235	173,857	212,425	7,109	8,854	18,071	21,221
Units purchased	-	93,341	2,849	599	-	832	193	1,382
Units redeemed	(91,706)	(2,229)	(44,729)	(39,167)	(5,579)	(2,577)	(18,264)	(4,532)

Ending units	641	92,347	131,977	173,857	1,530	7,109	-	18,071

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVMCE		SBVSG		BNCAI		AMGP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$11,882	9,345	(210)	(81)	(66)	133	188	509
Realized gain (loss) on investments	195,478	180,738	849	202	6,994	5,748	1,687	5,006
Change in unrealized gain (loss) on investments	(272,091)	121,975	(8,753)	9,135	(4,067)	14,092	(8,737)	8,774
Reinvested capital gains	264,123	128,198	10,027	3,801	454	6,202	14,562	4,141

Net increase (decrease) in contract owners’ equity resulting from operations	199,392	440,256	1,913	13,057	3,315	26,175	7,700	18,430

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	898	1,351	1,554	1,723	3	-	1,621	2,753
Transfers between funds	(269,662)	(146,550)	34,104	24,767	(24,190)	26,653	(4,181)	47,214
Surrenders (note 6)	-	(64,013)	-	-	-	(16,472)	-	(18,997)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(20,469)	(19,089)	(1,987)	(851)	(1,154)	(1,132)	(2,130)	(1,416)
Adjustments to maintain reserves	(10)	16	3	(9)	(3)	1	(17)	18

Net equity transactions	(289,243)	(228,285)	33,674	25,630	(25,344)	9,050	(4,707)	29,572

Net change in contract owners’ equity	(89,851)	211,971	35,587	38,687	(22,029)	35,225	2,993	48,002
Contract owners’ equity beginning of period	1,694,902	1,482,931	59,132	20,445	102,836	67,611	92,497	44,495

Contract owners’ equity end of period	$1,605,051	1,694,902	94,719	59,132	80,807	102,836	95,490	92,497

CHANGES IN UNITS:
Beginning units	52,219	60,565	3,216	1,631	2,947	2,707	4,118	2,743
Units purchased	3,519	2,062	1,857	1,639	-	877	66	2,519
Units redeemed	(12,087)	(10,408)	(111)	(54)	(733)	(637)	(275)	(1,144)

Ending units	43,651	52,219	4,962	3,216	2,214	2,947	3,909	4,118

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMCG		AMTP		AMFAS		OVGR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3)	(15)	1,972	3,143	-	(1)	998	3,587
Realized gain (loss) on investments	45	6,469	2,853	21,214	-	1,099	28,906	87,419
Change in unrealized gain (loss) on investments	(416)	(4,208)	31,436	69,775	-	(819)	32,879	45,091
Reinvested capital gains	447	-	-	-	-	-	12,892	-

Net increase (decrease) in contract owners’ equity resulting from operations	73	2,246	36,261	94,132	-	279	75,675	136,097

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(272)	(1,706)	-	(379)	-	-	(35,142)	(1,402)
Surrenders (note 6)	2	(25,911)	-	(48,130)	-	(4,930)	-	(86,489)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1,987)	(82,214)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(30)	(211)	(4,466)	(4,955)	-	(43)	(13,238)	(14,143)
Adjustments to maintain reserves	(14)	(6)	4	-	-	3	(17)	10

Net equity transactions	(314)	(27,834)	(4,462)	(53,464)	-	(4,970)	(50,384)	(184,238)

Net change in contract owners’ equity	(241)	(25,588)	31,799	40,668	-	(4,691)	25,291	(48,141)
Contract owners’ equity beginning of period	1,275	26,863	381,420	340,752	-	4,691	556,753	604,894

Contract owners’ equity end of period	$1,034	1,275	413,219	381,420	-	-	582,044	556,753

CHANGES IN UNITS:
Beginning units	45	1,254	19,601	22,906	-	328	26,218	36,864
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(11)	(1,209)	(222)	(3,305)	-	(328)	(2,409)	(10,646)

Ending units	34	45	19,379	19,601	-	-	23,809	26,218

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		OVGI		OVAG		PMVAAA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$30,820	36,497	59	99	(46)	(89)	19,033	15,360
Realized gain (loss) on investments	701,984	215,286	2,380	37,313	2,881	50,896	866	1,244
Change in unrealized gain (loss) on investments	(749,713)	484,298	(1,713)	(28,046)	(2,207)	(36,218)	(20,674)	(11,715)
Reinvested capital gains	150,088	-	205	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	133,179	736,081	931	9,366	628	14,589	(775)	4,889

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(2,529,798)	1,595,064	(1,912)	(3,280)	(2,323)	(3,662)	35,150	318,691
Surrenders (note 6)	(132)	(101,615)	-	(26,131)	-	(48,225)	-	(12,571)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(2,383)	(99,997)	(1,861)	(81,714)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(31,433)	(38,331)	(2,205)	(2,514)	(2,061)	(2,521)	(11,071)	(6,834)
Adjustments to maintain reserves	11	5	6	(4)	9	-	(15)	13

Net equity transactions	(2,561,352)	1,455,123	(6,494)	(131,926)	(6,236)	(136,122)	24,064	299,299

Net change in contract owners’ equity	(2,428,173)	2,191,204	(5,563)	(122,560)	(5,608)	(121,533)	23,289	304,188
Contract owners’ equity beginning of period	3,468,944	1,277,740	12,958	135,518	21,742	143,275	353,333	49,145

Contract owners’ equity end of period	$1,040,771	3,468,944	7,395	12,958	16,134	21,742	376,622	353,333

CHANGES IN UNITS:
Beginning units	163,191	76,332	745	10,241	1,129	10,092	19,688	2,739
Units purchased	8	104,666	-	-	-	-	1,848	18,044
Units redeemed	(115,215)	(17,807)	(360)	(9,496)	(335)	(8,963)	(597)	(1,095)

Ending units	47,984	163,191	385	745	794	1,129	20,939	19,688

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVLDA		PMVRRA		PMVTRA		PIHYB1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$15,911	19,937	51,437	71,027	433,033	515,149	14,470	7,788
Realized gain (loss) on investments	1,637	60,373	(60,125)	137,758	(182,287)	31,360	(165)	2,141
Change in unrealized gain (loss) on investments	(4,804)	(95,172)	198,474	(775,821)	615,461	(1,425,700)	(30,648)	(8,902)
Reinvested capital gains	-	-	-	37,183	-	199,960	9,838	14,538

Net increase (decrease) in contract owners’ equity resulting from operations	12,744	(14,862)	189,786	(529,853)	866,207	(679,231)	(6,505)	15,565

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	26,775	48,332	2,549	4,408	-	-
Transfers between funds	(93,974)	(2,357,744)	(1,762,876)	607,761	(1,853,946)	(3,959,621)	124,367	229,241
Surrenders (note 6)	-	(25,877)	-	(129,980)	(47,587)	(62,448)	-	(26,531)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(35,926)	(40,337)	(68,404)	(88,119)	(258,338)	(291,644)	(9,539)	(4,986)
Adjustments to maintain reserves	(35)	155	239	(187)	(787)	835	31	35

Net equity transactions	(129,935)	(2,423,803)	(1,804,266)	437,807	(2,158,109)	(4,308,470)	114,859	197,759

Net change in contract owners’ equity	(117,191)	(2,438,665)	(1,614,480)	(92,046)	(1,291,902)	(4,987,701)	108,354	213,324
Contract owners’ equity beginning of period	1,788,286	4,226,951	4,559,633	4,651,679	22,232,899	27,220,600	257,820	44,496

Contract owners’ equity end of period	$1,671,095	1,788,286	2,945,153	4,559,633	20,940,997	22,232,899	366,174	257,820

CHANGES IN UNITS:
Beginning units	120,941	284,774	255,677	236,204	1,202,444	1,439,924	9,725	1,876
Units purchased	29,505	41,655	1,437	63,704	10,297	25,220	4,459	9,120
Units redeemed	(38,101)	(205,488)	(96,518)	(44,231)	(124,392)	(262,700)	(349)	(1,271)

Ending units	112,345	120,941	160,596	255,677	1,088,349	1,202,444	13,835	9,725

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACGI		AVIE		ROCMC		TREI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,737	2,678	85	77	(538)	2,322	25,108	15,843
Realized gain (loss) on investments	44,953	25,000	2,199	6,960	69,652	(17,736)	469,903	93,542
Change in unrealized gain (loss) on investments	(50,926)	42,235	(1,932)	(2,999)	(99,424)	172,243	(480,233)	264,647
Reinvested capital gains	20,767	1,938	-	-	12,009	24,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,531	71,851	352	4,038	(18,301)	181,658	14,778	374,032

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	3,623	-	-
Transfers between funds	(71,877)	(71,615)	(5,129)	(31,555)	(812,566)	(180,309)	(93,461)	(12,184)
Surrenders (note 6)	(16,171)	-	-	(11,910)	(1,013)	(55,712)	-	(61,180)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(12,953)	(15,570)	(238)	(729)	(4,635)	(12,223)	(25,651)	(16,740)
Adjustments to maintain reserves	2	(1)	(4)	11	22	(7)	(26)	39

Net equity transactions	(100,999)	(87,186)	(5,371)	(44,183)	(818,192)	(244,628)	(119,138)	(90,065)

Net change in contract owners’ equity	(83,468)	(15,335)	(5,019)	(40,145)	(836,493)	(62,970)	(104,360)	283,967
Contract owners’ equity beginning of period	247,670	263,005	12,976	53,121	989,190	1,052,160	1,654,603	1,370,636

Contract owners’ equity end of period	$164,202	247,670	7,957	12,976	152,697	989,190	1,550,243	1,654,603

CHANGES IN UNITS:
Beginning units	16,063	22,814	550	2,673	31,605	40,576	67,354	72,021
Units purchased	-	877	-	1	42	790	1,900	1,476
Units redeemed	(6,382)	(7,628)	(213)	(2,124)	(26,582)	(9,761)	(10,186)	(6,143)

Ending units	9,681	16,063	337	550	5,065	31,605	59,068	67,354

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRLT1		TRMCG2		TRNAG1		TRBCGP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$692	6	(593)	(532)	(14)	(134)	(178)	(9)
Realized gain (loss) on investments	(38)	-	6,299	5,455	476	19,925	330	4
Change in unrealized gain (loss) on investments	(1,648)	(7)	(4,463)	41,984	(872)	(3,800)	6,017	4,243
Reinvested capital gains	-	-	27,193	18,729	860	826	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(994)	(1)	28,436	65,636	450	16,817	6,169	4,238

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,902	101	2	-	-	-	1,283	2,094
Transfers between funds	361,905	3,164	(14,377)	17,293	376	(64,295)	(1,311)	64,853
Surrenders (note 6)	-	-	-	(51,631)	-	(9,370)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,177)	(13)	(4,037)	(4,046)	(150)	(1,321)	(1,671)	(260)
Adjustments to maintain reserves	(19)	(4)	(9)	28	8	(12)	(12)	7

Net equity transactions	363,611	3,248	(18,421)	(38,356)	234	(74,998)	(1,711)	66,694

Net change in contract owners’ equity	362,617	3,247	10,015	27,280	684	(58,181)	4,458	70,932
Contract owners’ equity beginning of period	3,247	-	241,833	214,553	5,598	63,779	70,932	-

Contract owners’ equity end of period	$365,864	3,247	251,848	241,833	6,282	5,598	75,390	70,932

CHANGES IN UNITS:
Beginning units	315	-	6,123	7,391	243	3,811	4,965	-
Units purchased	35,351	317	-	482	13	-	82	4,984
Units redeemed	(306)	(2)	(457)	(1,750)	(6)	(3,568)	(201)	(19)

Ending units	35,360	315	5,666	6,123	250	243	4,846	4,965

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWEM		VWHA		WRGP		WRMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$12,557	40,419	(493)	2,189	-	(1)	(191)	-
Realized gain (loss) on investments	7,367	1,245	(12,911)	(25,686)	-	453	(342)	-
Change in unrealized gain (loss) on investments	(320,428)	313,720	(46,591)	52,295	-	(306)	(1,121)	-
Reinvested capital gains	450,255	-	-	8,626	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	149,751	355,384	(59,995)	37,424	-	146	(1,654)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(2,440,418)	2,304,464	73,098	(41,458)	-	-	831,143	-
Surrenders (note 6)	-	(155,451)	(25,644)	(127,297)	-	(3,238)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(63,786)	(66,254)	(19,647)	(19,729)	-	(27)	(829)	-
Adjustments to maintain reserves	9	13	(4)	(29)	-	5	-	-

Net equity transactions	(2,504,195)	2,082,772	27,803	(188,513)	-	(3,260)	830,314	-

Net change in contract owners’ equity	(2,354,444)	2,438,156	(32,192)	(151,089)	-	(3,114)	828,660	-
Contract owners’ equity beginning of period	3,865,097	1,426,941	308,396	459,485	-	3,114	-	-

Contract owners’ equity end of period	$1,510,653	3,865,097	276,204	308,396	-	-	828,660	-

CHANGES IN UNITS:
Beginning units	112,913	46,580	7,709	12,664	-	195	-	-
Units purchased	-	73,183	1,903	-	-	-	63,250	-
Units redeemed	(68,487)	(6,850)	(1,056)	(4,955)	-	(195)	(4,649)	-

Ending units	44,426	112,913	8,556	7,709	-	-	58,601	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	WRRESP		SVDF		SVOF		CVSSE
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$235	59	-	(10)	(3)	(18)	1	(3)
Realized gain (loss) on investments	1,050	2,000	-	15,615	167	24,163	281	735
Change in unrealized gain (loss) on investments	5,389	(1,961)	-	(13,109)	(88)	(19,560)	(446)	(176)
Reinvested capital gains	1,835	-	-	-	-	-	150	130

Net increase (decrease) in contract owners’ equity resulting from operations	8,509	98	-	2,496	76	4,585	(14)	686

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	88,182	4,129	-	-	147	(3,095)	(2,147)	(3,700)
Surrenders (note 6)	(881)	(8,035)	-	(35,493)	2	(58,134)	-	(1,081)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,270)	(502)	-	(292)	(24)	(504)	(18)	(65)
Adjustments to maintain reserves	-	1	-	13	5	(15)	(7)	4

Net equity transactions	86,031	(4,407)	-	(35,772)	130	(61,748)	(2,172)	(4,842)

Net change in contract owners’ equity	94,540	(4,309)	-	(33,276)	206	(57,163)	(2,186)	(4,156)
Contract owners’ equity beginning of period	8,356	12,665	-	33,276	835	57,998	2,186	6,342

Contract owners’ equity end of period	$102,896	8,356	-	-	1,041	835	-	2,186

CHANGES IN UNITS:
Beginning units	535	818	-	1,158	38	3,441	87	330
Units purchased	4,658	245	-	-	6	-	-	-
Units redeemed	(119)	(528)	-	(1,158)	(1)	(3,403)	(87)	(243)

Ending units	5,074	535	-	-	43	38	-	87

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVVS1		ACVB		DVMCS		DGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	(15)	-	(83)	-	(6)	-	(50)
Realized gain (loss) on investments	52	17,925	-	70,912	-	3,801	-	53,337
Change in unrealized gain (loss) on investments	(107)	(14,464)	-	(60,494)	-	(1,865)	-	(41,574)
Reinvested capital gains	45	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10)	3,446	-	10,335	-	1,930	-	11,713

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(401)	(46)	-	-	-	-	-	-
Surrenders (note 6)	-	(50,821)	-	(283,936)	-	(22,200)	-	(172,977)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4)	(431)	-	(2,376)	-	(179)	-	(1,437)
Adjustments to maintain reserves	9	(14)	-	(6)	-	7	-	(1)

Net equity transactions	(396)	(51,312)	-	(286,318)	-	(22,372)	-	(174,415)

Net change in contract owners’ equity	(406)	(47,866)	-	(275,983)	-	(20,442)	-	(162,702)
Contract owners’ equity beginning of period	406	48,272	-	275,983	-	20,442	-	162,702

Contract owners’ equity end of period	$-	406	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	22	3,394	-	16,745	-	947	-	12,802
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(22)	(3,372)	-	(16,745)	-	(947)	-	(12,802)

Ending units	-	22	-	-	-	-	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FEIP		FHIP		FCP		FGOP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	(15)	-	40	-	(51)	-	(3)
Realized gain (loss) on investments	-	13,424	-	7,023	-	50,098	-	7,443
Change in unrealized gain (loss) on investments	-	(10,294)	-	(6,648)	-	(39,850)	-	(6,437)
Reinvested capital gains	-	138	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	3,253	-	415	-	10,197	-	1,003

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (note 6)	-	(50,610)	-	(54,529)	-	(175,428)	-	(18,733)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(420)	-	(463)	-	(1,461)	-	(155)
Adjustments to maintain reserves	-	(4)	-	(9)	-	5	-	(2)

Net equity transactions	-	(51,034)	-	(55,001)	-	(176,884)	-	(18,890)

Net change in contract owners’ equity	-	(47,781)	-	(54,586)	-	(166,687)	-	(17,887)
Contract owners’ equity beginning of period	-	47,781	-	54,586	-	166,687	-	17,887

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	3,223	-	2,572	-	8,838	-	1,358
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(3,223)	-	(2,572)	-	(8,838)	-	(1,358)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGP		AMTB		AMTG		OVMS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	(16)	-	(26)	-	(67)	-	(100)
Realized gain (loss) on investments	-	15,207	-	439	-	112,942	-	60,546
Change in unrealized gain (loss) on investments	-	(12,840)	-	(194)	-	(97,118)	-	(46,083)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,351	-	219	-	15,757	-	14,363

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Surrenders (note 6)	-	(56,056)	-	(89,292)	-	(230,707)	-	(341,984)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(471)	-	(757)	-	(1,914)	-	(2,850)
Adjustments to maintain reserves	-	(6)	-	(6)	-	2	-	(2)

Net equity transactions	-	(56,533)	-	(90,055)	-	(232,619)	-	(344,836)

Net change in contract owners’ equity	-	(54,182)	-	(89,836)	-	(216,862)	-	(330,473)
Contract owners’ equity beginning of period	-	54,182	-	89,836	-	216,862	-	330,473

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	4,878	-	6,551	-	16,127	-	25,431
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(4,878)	-	(6,551)	-	(16,127)	-	(25,431)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVB		AVBVI		VWBF
	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	(89)	-	(2)	-	7,545
Realized gain (loss) on investments	-	(101,687)	-	1,092	-	15,651
Change in unrealized gain (loss) on investments	-	101,322	-	(717)	-	(26,210)
Reinvested capital gains	-	-	-	-	-	62

Net increase (decrease) in contract owners’ equity resulting from operations	-	(454)	-	373	-	(2,952)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-
Transfers between funds	-	-	-	-	-	-
Surrenders (note 6)	-	(299,871)	-	(5,467)	-	(364,889)
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(2,547)	-	(45)	-	(3,109)
Adjustments to maintain reserves	-	3	-	5	-	(9)

Net equity transactions	-	(302,415)	-	(5,507)	-	(368,007)

Net change in contract owners’ equity	-	(302,869)	-	(5,134)	-	(370,959)
Contract owners’ equity beginning of period	-	302,869	-	5,134	-	370,959

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	23,703	-	339	-	17,206
Units purchased	-	-	-	-	-	-
Units redeemed	-	(23,703)	-	(339)	-	(17,206)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)*

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)*

Bond Fund - Class 2 (AMVBD2)*

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I  (BRVHYI)*

Large Cap Core V.I. Fund - Class II (MLVLC2)*

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)*

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)*

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)*

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)*

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)*

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)*

New Discovery Series - Service Class (MNDSC)*

Research International Series - Service Class (MVRISC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio - Service  Class (MVIVSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Global Real Estate Portfolio - Class II (VKVGR2)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT International Index Fund Class I (NVIX)*

NVIT Bond Index Fund Class I (NVBX)*

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)*

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)*

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)*

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)*

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)*

High Income Portfolio - Initial Class (FHIP)*

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)*

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Initial Class (FGP)*

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)*

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Baron Growth Opportunities Fund Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)*

Growth Portfolio - I Class Shares (AMTG)*

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

Core Bond Fund/VA - Non-Service Shares (OVB)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)*

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)*

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Small Cap Value Fund: Class IB (PVTSCB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI Growth and Income Fund - Series I Shares (ACGI)

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI High Yield Fund - Series I Shares (AVHY1)*

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio (TRLT1)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)*

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)*

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)*

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - High Income (WRHIP)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)*

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)*

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge to cover the payment of premium taxes and some sale expenses not to exceed the following percentages of each premium received:

•

For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target Premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued prior to September 9, 2002, 9.0% plus 6.5% of Premium payments for the base (non-rider) portion of the specified amount in excess of target Premium plus 6.5% of Premium payments for the rider portion of the specified amount (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions were $3,500 and $ 7,517 , respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $ 42,025 and $1,860,902, respectively, and total transfers from the Account to the fixed account were $ 497,685 and $ 1,249,974, respectively.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$174,516,843	$-	$-	$174,516,843

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

	Purchases of Investments	Sales of Investments
Global Small Capitalization Fund - Class 2 (AMVGS2)	$591	$904
Growth Fund - Class 2 (AMVGR2)	272,174	587,586
International Fund - Class 2 (AMVI2)	35,645	4,895
VP S&P 500 Index Portfolio (CVSPIP)	2,345	245
VIP Small Cap Value Series: Service Class (DWVSVS)	1,952	181
Stock Index Fund, Inc. - Initial Shares (DSIF)	5,929,081.00	5,816,323
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	90,691	1,221
Floating-Rate Income Fund (ETVFR)	418,876	6,741
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	300,861	33,752
Mid Cap Growth Portfolio- Class 1 (obsolete) (OGGO)	298,545	1,060,602
Mid Cap Value Portfolio: Class 1 (JPMMV1)	70,826	3,746
Balanced Portfolio: Service Shares (JABS)	91,310	14,304
Forty Portfolio: Service Shares (JACAS)	38,117	10,264
Global Technology Portfolio: Service Shares (JAGTS)	7,222,846	112,767
Overseas Portfolio: Service Shares (JAIGS)	270,464	236,961
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	68,580	56,398
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	6	463
Research International Series - Service Class (MVRISC)	5,384	5,498
Value Series - Service Class (MVFSC)	5,069	19,557
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	385,142	623,364
Emerging Markets Debt Portfolio - Class I (MSEM)	3,949,524	3,612,352
Global Real Estate Portfolio - Class II (VKVGR2)	259,335	4,265
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	26,768	6,813
U.S. Real Estate Portfolio - Class I (MSVRE)	15,406	10,808
Federated NVIT High Income Bond Fund - Class I (HIBF)	74,946	244,363
NVIT Emerging Markets Fund - Class I (GEM)	11,605	24,816
NVIT International Equity Fund - Class I (GIG)	902	37,008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	640	28
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	138,753	106,985
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,490.00	40
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	50,043.00	2,347
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	2,398	95
NVIT Nationwide Fund - Class I (TRF)	1,457	1,713
NVIT Government Bond Fund - Class I (GBF)	64,562	106,791
American Century NVIT Growth Fund - Class I (CAF)	5,660.00	2,063
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	1	639
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	10,759	131,378
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	48,110	3,839
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,108	61,449
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	140	4,018
NVIT Mid Cap Index Fund - Class I (MCIF)	6,128,460	4,485,969
NVIT Money Market Fund - Class I (SAM)	0	9,850
NVIT Money Market Fund - Class V (SAM5)	21,291,145	15,684,287
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	30,512.00	84,325
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	13,961.00	16,004
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	772	33,378
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	77,385	13,607
NVIT Multi-Manager Small Company Fund - Class I (SCF)	1,157,217	433,982
NVIT Multi-Sector Bond Fund - Class I (MSBF)	6,735	26,665
Invesco NVIT Comstock Value Fund - Class I (EIF)	245.00	2,320
NVIT Real Estate Fund - Class I (NVRE1)	74,336.00	7,499
VPS Growth and Income Portfolio - Class A (ALVGIA)	1,861,595	1,777,430
VPS International Value Portfolio - Class A (ALVIVA)	40,468	3,057
VP Capital Appreciation Fund - Class I (ACVCA)	840	455

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VP Income & Growth Fund - Class I (ACVIG)		56,365	17,106
VP International Fund - Class I (ACVI)		21,241	50,366
VP Mid Cap Value Fund - Class I (ACVMV1)		29,758	44,758
VP Ultra(R) Fund - Class I (ACVU1)		2,522	3,796
VP Value Fund - Class I (ACVV)		29,715.00	226,439
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		2,467,145	5,745,685
Appreciation Portfolio - Initial Shares (DCAP)		30,881	33,962
International Value Portfolio - Initial Shares (DVIV)		215,295	15,695
Quality Bond Fund II - Primary Shares (FQB)		1,621	1,086
VIP Asset Manager Portfolio - Initial Class (FAMP)		1,683,963.00	731,298
VIP Contrafund(R) Portfolio - Service Class (FCS)		48,036	292,908
VIP Equity-Income Portfolio - Service Class (FEIS)		27,488	102,810
VIP Growth Opportunities Portfolio - Service Class (FGOS)		2,962	35,132
VIP Growth Portfolio - Service Class (FGS)		5,224.00	286,992
VIP High Income Portfolio - Service Class (FHIS)		5,343	8,488
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)		155,365	36,897
VIP Mid Cap Portfolio - Service Class (FMCS)		51,406	207,303
VIP Overseas Portfolio - Service Class (FOS)		32,265	11,388
VIP Value Strategies Portfolio - Service Class (FVSS)		14,020	2,386,844
Small Cap Value Securities Fund - Class 2 (FTVSV2)		509,467	1,165,909
Templeton Foreign Securities Fund - Class 2 (TIF2)		16,628	142,788
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)		27,892.00	326,680
Mid Cap Value- Institutional Shares (GVMCE)		448,438.00	461,666
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)		47,489	4,001
Baron Growth Opportunities Fund Service Class (BNCAI)		599	25,551
Guardian Portfolio - I Class Shares (AMGP)		17,122	7,062
Mid-Cap Growth Portfolio - I Class Shares (AMCG)		529	384
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)		2,956	5,450
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)		22,434	58,909
Global Securities Fund/VA - Non-Service Shares (OVGS)		369,015	2,749,468
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		493	6,729
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)		2,585	8,877
All Asset Portfolio - Administrative Class (PMVAAA)		58,106	14,993
Low Duration Portfolio - Administrative Class (PMVLDA)		693,527	807,520
Real Return Portfolio - Administrative Class (PMVRRA)		474,788	2,227,771
Total Return Portfolio - Administrative Class (PMVTRA)		7,155,115	8,879,372
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)		152,010.00	12,873
VI Growth and Income Fund - Series I Shares (ACGI)		55,466	132,963
VI International Growth Fund - Series I Shares (AVIE)		2,609	7,891
Micro-Cap Portfolio - Investment Class (ROCMC)		33,434	840,177
Equity Income Portfolio - II (TREI2)		2,083,370	2,177,375
Limited-Term Bond Portfolio (TRLT1)		373,666	9,343
Mid-Cap Growth Portfolio - II (TRMCG2)		38,755	30,566
New America Growth Portfolio (TRNAG1)		3,191	2,118
Blue Chip Growth Portfolio (TRBCGP)		1,517	3,393
VIP Trust Emerging Markets Fund - Initial Class (VWEM)		493,851	2,535,242
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		164,150	136,836
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		899,214	69,091
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		94,223.00	6,123
Advantage VT Opportunity Fund - Class 2 (SVOF)		651	528
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)		152	2,167
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)		45	406

	Total	$69,980,885	$68,635,586

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Small Capitalization Fund - Class 2 (AMVGS2)
2014	0.25%	163	$13.821963	$2,253	0.11%	1.87%
2013	0.25%	186	13.568501	2,524	1.10%	27.96%
2012	0.25%	77	10.603877	816	1.26%	17.88%
2011	0.25%	668	8.995318	6,009	0.02%	-19.35%
Growth Fund - Class 2 (AMVGR2)
2014	0.25%	59,749	16.428940	981,613	0.77%	8.24%
2013	0.25%	83,379	15.178510	1,265,569	0.92%	29.78%
2012	0.25%	101,345	11.695843	1,185,315	0.74%	17.60%
2011	0.25%	138,625	9.945799	1,378,736	0.66%	-4.52%
International Fund - Class 2 (AMVI2)
2014	0.20%	4,072	10.882753	44,315	2.30%	-2.85%
2013	0.20%	1,359	11.201722	15,223	1.44%	21.39%
2012	0.20%	1,220	9.227767	11,258	0.31%	17.67%
2011	0.20%	15,072	7.842030	118,195	1.62%	-21.58%	5/2/2011
2011	0.25%	9,701	7.839419	76,050	1.62%	-21.61%	5/2/2011
Large Cap Core V.I. Fund - Class II (MLVLC2)
2011	0.25%	52	11.782911	613	0.25%	1.95%
2010	0.25%	38	11.557561	439	0.75%	8.71%
VP S&P 500 Index Portfolio (CVSPIP)
2014	0.25%	190	11.035886	2,097	1.62%	10.36%	4/30/2014
VIP Small Cap Value Series: Service Class (DWVSVS)
2014	0.25%	119	14.268792	1,698	0.33%	5.35%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.10%	27,983	20.268047	567,161	1.77%	13.31%
2014	0.20%	714,927	20.503000	14,658,148	1.77%	13.20%
2014	0.25%	214,561	23.032410	4,941,857	1.77%	13.14%
2013	0.10%	30,357	17.887136	543,000	1.83%	31.90%
2013	0.20%	711,361	18.112582	12,884,584	1.83%	31.76%
2013	0.25%	235,406	20.357272	4,792,224	1.83%	31.70%
2012	0.10%	32,958	13.561635	446,964	2.05%	15.62%
2012	0.20%	783,931	13.746295	10,776,147	2.05%	15.51%
2012	0.25%	355,456	15.457586	5,494,492	2.05%	15.45%
2011	0.10%	35,823	11.729321	420,179	1.62%	1.78%
2011	0.20%	741,013	11.900956	8,818,763	1.62%	1.67%
2011	0.25%	433,464	13.389225	5,803,747	1.62%	1.62%
2010	0.10%	38,692	11.524660	445,912	1.95%	14.72%
2010	0.20%	1,913,959	11.704974	22,402,840	1.95%	14.61%
2010	0.25%	502,399	13.175298	6,619,257	1.95%	14.55%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.25%	5,328	19.316004	102,916	0.58%	13.17%
2013	0.25%	633	17.068229	10,804	1.19%	34.01%
2012	0.25%	1,519	12.736712	19,347	0.77%	11.69%
2011	0.25%	1,537	11.403159	17,527	0.84%	0.65%
2010	0.25%	2,396	11.329549	27,146	1.02%	14.53%
Floating-Rate Income Fund (ETVFR)
2014	0.25%	36,335	11.077288	402,493	1.68%	0.32%
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2014	0.25%	26,047	10.084509	262,671	0.00%	0.85%	5/1/2014
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.25%	366	9.810958	3,591	0.00%	-1.89%	4/27/2012

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Growth Portfolio- Class 1 (obsolete) (OGGO)
2013	0.25%	28,421	$32.540992	$924,848	0.06%	42.94%
2012	0.25%	39,822	22.764779	906,539	0.00%	15.82%
2011	0.25%	32,145	19.655518	631,827	0.00%	-6.38%
2010	0.25%	48,346	20.995929	1,015,069	0.00%	25.32%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.25%	2,408	28.602620	68,875	0.00%	14.82%
Balanced Portfolio: Service Shares (JABS)
2014	0.20%	32	26.877891	860	1.52%	8.02%
2014	0.25%	8,274	26.712747	221,021	1.52%	7.97%
2013	0.20%	52	24.881872	1,294	2.42%	19.56%
2013	0.25%	5,506	24.741356	136,226	2.42%	19.50%
2012	0.20%	28	20.810679	583	2.44%	13.15%
2012	0.25%	4,998	20.703503	103,476	2.44%	13.09%
2011	0.20%	85	18.392478	1,563	2.77%	1.15%
2011	0.25%	7,459	18.306924	136,551	2.77%	1.10%
2010	0.20%	5	18.182894	91	3.94%	7.90%
2010	0.25%	2,879	18.107344	52,131	3.94%	7.85%
Forty Portfolio: Service Shares (JACAS)
2014	0.20%	31	17.716740	549	0.03%	8.25%
2014	0.25%	6,808	17.584980	119,719	0.03%	8.20%
2013	0.20%	34	16.366354	556	0.51%	30.62%
2013	0.25%	7,221	16.252771	117,361	0.51%	30.56%
2012	0.20%	37	12.529347	464	0.60%	23.61%
2012	0.25%	13,085	12.448610	162,890	0.60%	23.55%
2011	0.20%	43	10.136220	436	0.27%	-7.13%
2011	0.25%	15,063	10.075943	151,774	0.27%	-7.17%
2010	0.20%	13	10.914078	142	0.24%	6.27%
2010	0.25%	19,871	10.854583	215,691	0.24%	6.21%
Global Technology Portfolio: Service Shares (JAGTS)
2014	0.25%	875,289	8.920175	7,807,731	0.00%	9.07%
2013	0.25%	17,752	8.178071	145,177	0.00%	35.05%
2012	0.25%	31,347	6.055509	189,822	0.00%	18.85%
2011	0.25%	37,279	5.095046	189,938	0.00%	-8.88%
2010	0.25%	298,426	5.591880	1,668,762	0.00%	24.09%
Overseas Portfolio: Service Shares (JAIGS)
2014	0.25%	106,879	14.741369	1,575,543	5.91%	-12.32%
2013	0.25%	121,759	16.812707	2,047,098	3.03%	14.00%
2012	0.25%	144,457	14.748538	2,130,530	0.62%	12.90%
2011	0.25%	148,031	13.063595	1,933,817	0.38%	-32.51%
2010	0.25%	154,714	19.355227	2,994,525	0.51%	24.70%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.20%	3,752	10.648799	39,954	1.73%	-4.83%
2014	0.25%	15,708	10.623987	166,882	1.73%	-4.87%
2013	0.20%	3,193	11.188897	35,726	1.37%	-1.44%
2013	0.25%	15,534	11.168411	173,490	1.37%	-1.49%
2012	0.20%	2,970	11.352455	33,717	0.81%	21.81%
2012	0.25%	17,947	11.337345	203,471	0.81%	21.75%
2011	0.20%	36,453	9.320058	339,744	2.69%	-18.16%
2011	0.25%	58,357	9.312320	543,439	2.69%	-18.20%
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2013	0.25%	24	17.209128	413	0.12%	29.99%
2012	0.25%	457	13.238427	6,050	0.15%	14.26%
2011	0.25%	2,998	11.586400	34,736	0.22%	-4.25%
2010	0.25%	3,024	12.100786	36,593	0.14%	25.12%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Research International Series - Service Class (MVRISC)
2014	0.25%	9,059	$9.824029	$88,996	1.35%	-7.32%
2013	0.25%	9,172	10.600321	97,226	1.74%	18.37%
2012	0.25%	9,647	8.955409	86,393	2.13%	16.12%
2011	0.25%	9,778	7.712183	75,410	1.71%	-11.28%
2010	0.25%	10,732	8.692628	93,289	1.37%	10.20%
Value Series - Service Class (MVFSC)
2014	0.25%	7,747	15.240803	118,071	1.28%	9.93%
2013	0.25%	9,129	13.864468	126,569	1.01%	35.26%
2012	0.25%	9,603	10.250498	98,436	1.34%	15.59%
2011	0.25%	12,156	8.867804	107,797	1.17%	-0.71%
2010	0.25%	9,308	8.931612	83,135	1.32%	10.94%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2014	0.25%	83,636	20.777757	1,737,768	1.75%	0.88%
2013	0.25%	96,252	20.596474	1,982,452	1.31%	27.31%
2012	0.25%	112,571	16.177603	1,821,129	1.31%	15.64%
2011	0.25%	187,079	13.989490	2,617,140	0.98%	-2.02%
2010	0.25%	144,340	14.278137	2,060,906	1.16%	8.51%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.25%	17,420	30.292669	527,698	2.38%	2.67%
2013	0.25%	10,054	29.504706	296,640	3.69%	-8.98%
2012	0.25%	11,179	32.414641	362,363	2.47%	17.67%
2011	0.25%	20,882	27.548050	575,258	0.67%	6.77%
2010	0.25%	1,169	25.802224	30,163	4.11%	9.47%
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.25%	22,914	11.357738	260,251	0.71%	13.57%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2014	0.25%	7,692	17.403302	133,866	0.00%	1.71%
2013	0.25%	7,567	17.110132	129,472	0.31%	37.14%
2012	0.25%	8,329	12.476126	103,914	0.00%	8.42%
2011	0.25%	8,177	11.507335	94,095	0.28%	-7.35%
2010	0.25%	5,561	12.420541	69,071	0.00%	31.98%
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	0.20%	994	44.598574	44,331	1.55%	29.46%
2014	0.25%	36	46.388074	1,670	1.55%	29.40%
2013	0.20%	868	34.449181	29,902	0.14%	1.85%
2013	0.25%	42	35.849340	1,506	0.14%	1.80%
2012	0.20%	827	33.823428	27,972	0.75%	15.60%
2012	0.25%	24,531	35.215760	863,878	0.75%	15.55%
2011	0.20%	9,222	29.258108	269,818	0.88%	5.71%
2011	0.25%	30,847	30.477778	940,148	0.88%	5.66%
2010	0.25%	29,662	28.846381	855,641	1.69%	29.64%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.20%	2,326	23.692693	55,109	6.23%	2.35%
2014	0.25%	37,115	24.035449	892,076	6.23%	2.29%
2013	0.20%	3,302	23.149733	76,440	6.66%	6.86%
2013	0.25%	46,091	23.496371	1,082,971	6.66%	6.80%
2012	0.20%	2,937	21.663994	63,627	7.41%	14.33%
2012	0.25%	47,356	21.999371	1,041,802	7.41%	14.27%
2011	0.20%	12,948	18.949115	245,353	8.33%	3.61%
2011	0.25%	56,573	19.252108	1,089,150	8.33%	3.56%
2010	0.25%	92,350	18.590518	1,716,834	8.65%	12.87%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.25%	33,286	$24.711758	$822,556	1.32%	-5.74%
2013	0.25%	34,149	26.217108	895,288	1.15%	0.49%
2012	0.25%	38,432	26.088139	1,002,619	0.52%	16.92%
2011	0.25%	39,554	22.311980	882,528	0.69%	-22.57%
2010	0.25%	40,199	28.814934	1,158,332	0.06%	15.88%
NVIT International Equity Fund - Class I (GIG)
2014	0.25%	79	15.986719	1,263	3.87%	-0.70%
2013	0.25%	2,195	16.098886	35,337	0.43%	17.54%
2012	0.25%	5,764	13.696713	78,948	0.80%	15.32%
2011	0.25%	6,959	11.877298	82,654	1.44%	-9.99%
2010	0.25%	4,554	13.195400	60,092	0.85%	13.01%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2014	0.25%	29	21.677860	629	1.33%	4.21%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2014	0.25%	2,321	13.804832	32,041	0.73%	3.16%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2014	0.25%	82	17.962322	1,473	1.50%	4.40%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2014	0.25%	2,422	20.059477	48,584	1.49%	4.40%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2014	0.25%	145	15.842970	2,297	1.52%	3.91%
NVIT Nationwide Fund - Class I (TRF)
2014	0.25%	6,719	19.416034	130,456	1.17%	11.87%
2013	0.25%	6,796	17.356233	117,953	1.34%	30.77%
2012	0.25%	7,947	13.271916	105,472	1.00%	13.93%
2011	0.20%	9,622	11.842189	113,946	1.31%	0.33%
2011	0.25%	14,528	11.649334	169,242	1.31%	0.28%
2010	0.25%	17,101	11.617005	198,662	1.02%	13.17%
NVIT Government Bond Fund - Class I (GBF)
2014	0.20%	6,992	17.496701	122,337	1.99%	4.36%
2014	0.25%	18,851	20.770662	391,548	1.99%	4.31%
2013	0.20%	10,842	16.765714	181,774	0.83%	-4.25%
2013	0.25%	18,134	19.912842	361,099	0.83%	-4.29%
2012	0.20%	11,350	17.509330	198,731	1.85%	2.85%
2012	0.25%	140,297	20.806449	2,919,082	1.85%	2.80%
2011	0.20%	72,792	17.024059	1,239,215	2.99%	7.04%
2011	0.25%	184,779	20.239936	3,739,915	2.99%	6.99%
2010	0.20%	76	15.904251	1,209	2.92%	4.57%
2010	0.25%	216,012	18.918030	4,086,521	2.92%	4.52%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.25%	4,275	13.077927	55,908	0.38%	11.05%
2013	0.25%	3,994	11.776468	47,035	0.67%	29.42%
2012	0.25%	4,812	9.099714	43,788	0.67%	13.74%
2011	0.25%	3,316	8.000719	26,530	0.59%	-0.94%
2010	0.25%	4,363	8.076493	35,238	0.62%	18.95%
NVIT International Index Fund - Class II (GVIX2)
2011	0.25%	141	6.876547	970	0.00%	-12.94%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.25%	30	21.205202	636	0.97%	26.93%
2012	0.25%	167	16.706332	2,790	1.55%	15.61%
2011	0.25%	179	14.450227	2,587	1.83%	-4.17%
2010	0.25%	302	15.079089	4,554	1.77%	14.34%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.25%	7,734	$15.685383	$121,311	2.11%	4.57%
2012	0.25%	408	14.999901	6,120	1.74%	4.91%
2011	0.25%	416	14.297532	5,948	2.41%	2.67%
2010	0.25%	398	13.925202	5,542	2.32%	5.63%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.20%	70	20.018180	1,401	2.17%	4.97%
2014	0.25%	4,124	19.889138	82,023	2.17%	4.92%
2013	0.20%	31	19.070216	591	1.45%	16.39%
2013	0.25%	1,940	18.956755	36,776	1.45%	16.34%
2012	0.20%	75	16.384181	1,229	1.89%	10.59%
2012	0.25%	3,285	16.294844	53,529	1.89%	10.53%
2011	0.20%	49	14.815234	726	2.72%	-0.24%
2011	0.25%	2,261	14.741846	33,331	2.72%	-0.29%
2010	0.20%	17	14.850857	252	1.99%	10.69%
2010	0.25%	34,645	14.784666	512,215	1.99%	10.64%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.25%	2,841	20.447238	58,091	1.51%	22.07%
2012	0.25%	4,093	16.750188	68,559	1.51%	13.48%
2011	0.25%	4,776	14.761085	70,499	2.00%	-2.37%
2010	0.25%	2,732	15.119471	41,306	1.97%	12.55%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.25%	218	17.596985	3,836	0.28%	10.22%
2012	0.25%	428	15.965491	6,833	1.72%	7.77%
2011	0.25%	437	14.814478	6,474	2.32%	1.81%
2010	0.25%	392	14.551412	5,704	2.25%	8.25%
NVIT Mid Cap Index Fund - Class I (MCIF)
2014	0.20%	313,223	31.981461	10,017,329	1.23%	9.20%
2014	0.25%	639	41.508376	26,524	1.23%	9.15%
2013	0.20%	271,252	29.286575	7,944,042	1.18%	32.78%
2013	0.25%	638	38.029714	24,263	1.18%	32.72%
2012	0.20%	261,974	22.056188	5,778,148	1.07%	17.24%
2012	0.25%	1,755	28.655096	50,290	1.07%	17.18%
2011	0.20%	280,177	18.813235	5,271,036	0.77%	-2.74%
2011	0.25%	2,346	24.454135	57,369	0.77%	-2.79%
2010	0.20%	308,257	19.342901	5,962,585	1.25%	25.95%
2010	0.25%	2,455	25.155173	61,756	1.25%	25.89%
NVIT Money Market Fund - Class I (SAM)
2014	0.25%	844	13.475155	11,373	0.00%	-0.25%
2013	0.25%	1,571	13.508932	21,223	0.00%	-0.25%
2012	0.25%	23,201	13.542829	314,207	0.00%	-0.25%
2011	0.25%	23,658	13.576905	321,202	0.00%	-0.25%
2010	0.25%	24,079	13.610786	327,734	0.00%	-0.25%
NVIT Money Market Fund - Class V (SAM5)
2014	0.20%	1,624,256	11.448195	18,594,799	0.00%	-0.20%
2014	0.25%	4,711,457	11.378551	53,609,554	0.00%	-0.25%
2013	0.20%	1,358,231	11.471170	15,580,499	0.00%	-0.20%
2013	0.25%	4,472,351	11.407039	51,016,282	0.00%	-0.25%
2012	0.20%	893,950	11.494165	10,275,209	0.00%	-0.20%
2012	0.25%	4,282,856	11.435565	48,976,878	0.00%	-0.25%
2011	0.20%	950,693	11.517285	10,949,402	0.00%	-0.20%
2011	0.25%	4,222,427	11.464248	48,406,950	0.00%	-0.25%
2010	0.20%	408,271	11.540261	4,711,554	0.00%	-0.20%
2010	0.25%	4,152,465	11.492942	47,724,039	0.00%	-0.25%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.25%	2,243	$15.773428	$35,380	0.27%	10.16%
2013	0.25%	6,009	14.318656	86,041	0.67%	34.40%
2012	0.25%	12,651	10.653460	134,777	0.43%	16.06%
2011	0.25%	15,823	9.179010	145,239	0.01%	-3.15%
2010	0.25%	15,853	9.477375	150,245	0.05%	15.22%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.25%	655	17.260130	11,305	1.10%	10.24%
2013	0.25%	861	15.656577	13,480	0.89%	35.10%
2012	0.25%	3,865	11.588884	44,791	1.27%	17.52%
2011	0.25%	4,891	9.861595	48,233	1.14%	-6.06%
2010	0.25%	4,547	10.498264	47,736	0.48%	4.98%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	0.25%	683	11.011282	7,521	0.00%	14.62%
2011	0.25%	678	9.607082	6,514	0.00%	-4.47%
2010	0.25%	2,326	10.056395	23,391	0.00%	26.50%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.25%	32	26.251887	840	0.00%	2.55%
2013	0.25%	1,364	25.597875	34,916	0.00%	43.93%
2012	0.25%	13,920	17.785105	247,569	0.00%	13.15%
2011	0.25%	14,809	15.717643	232,763	0.00%	-0.90%
2010	0.25%	15,458	15.859701	245,159	0.00%	25.13%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.25%	8,043	42.283426	340,086	0.52%	6.75%
2013	0.25%	7,264	39.607981	287,712	0.75%	40.05%
2012	0.25%	10,860	28.281495	307,137	0.87%	20.14%
2011	0.25%	11,349	23.539764	267,153	0.23%	-5.31%
2010	0.25%	146,751	24.858931	3,648,073	0.59%	26.29%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.20%	43	27.732653	1,193	0.17%	0.61%
2014	0.25%	33,726	36.747859	1,239,358	0.17%	0.56%
2013	0.20%	57	27.563434	1,571	0.10%	40.62%
2013	0.25%	18,852	36.541905	688,888	0.10%	40.55%
2012	0.20%	65	19.600737	1,274	0.15%	15.27%
2012	0.25%	58,790	25.998430	1,528,448	0.15%	15.21%
2011	0.20%	83	17.004023	1,411	0.54%	-5.75%
2011	0.25%	75,820	22.565446	1,710,912	0.54%	-5.79%
2010	0.20%	23	18.040808	415	0.29%	25.07%
2010	0.25%	97,673	23.953296	2,339,590	0.29%	25.01%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.25%	506	21.343591	10,800	3.06%	3.62%
2013	0.25%	1,463	20.597099	30,134	1.59%	-1.37%
2012	0.25%	7,603	20.883440	158,777	5.70%	11.97%
2011	0.25%	2,326	18.651135	43,383	3.46%	5.28%
2010	0.25%	38,663	17.714993	684,915	6.05%	10.31%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2014	0.25%	71	20.777077	1,475	1.35%	8.90%
2013	0.25%	177	19.079784	3,377	0.00%	35.30%
2012	0.25%	1,323	14.101749	18,657	1.23%	18.17%
2011	0.25%	1,531	11.933646	18,270	1.19%	-2.57%
2010	0.25%	4,655	12.248218	57,015	1.51%	15.48%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.25%	9,036	31.160306	281,565	3.01%	28.56%
2013	0.25%	9,171	24.237549	222,283	1.54%	2.79%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2014	0.25%	2,223	$27.826142	$61,858	5.25%	9.27%
2013	0.25%	2,542	25.465870	64,734	0.45%	34.63%
2012	0.25%	80,947	18.915871	1,531,183	2.06%	17.23%
2011	0.20%	51	16.210964	827	1.11%	6.10%
2011	0.25%	2,633	16.135567	42,485	1.11%	6.05%
2010	0.20%	13	15.278240	199	0.00%	12.87%
2010	0.25%	1,955	15.214771	29,745	0.00%	12.81%
VPS International Value Portfolio - Class A (ALVIVA)
2014	0.20%	11,359	8.301038	94,291	4.25%	-6.40%
2013	0.20%	7,602	8.868473	67,418	6.48%	22.76%
2012	0.20%	7,048	7.224352	50,917	0.33%	14.30%
2011	0.20%	65,987	6.320359	417,062	3.99%	-19.41%
2011	0.25%	42,792	6.302451	269,694	3.99%	-19.45%
2010	0.25%	123,777	7.824523	968,496	1.62%	4.33%
VP Balanced Fund - Class I (ACVB)
2012	0.25%	16,745	16.481544	275,983	2.07%	11.52%
2011	0.25%	17,669	14.778814	261,127	1.90%	5.07%
2010	0.25%	18,479	14.065755	259,921	1.90%	11.36%
VP Capital Appreciation Fund - Class I (ACVCA)
2014	0.25%	12	35.446572	425	0.00%	7.87%
2012	0.25%	17,464	25.161820	439,426	0.00%	15.71%
2011	0.25%	18,298	21.745340	397,896	0.00%	-6.74%
2010	0.25%	19,302	23.316749	450,060	0.00%	30.96%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.25%	33,394	23.293264	777,855	2.04%	12.22%
2013	0.25%	32,220	20.756356	668,770	2.24%	35.48%
2012	0.25%	31,725	15.320436	486,041	2.12%	14.46%
2011	0.25%	33,414	13.385322	447,257	1.53%	2.85%
2010	0.25%	35,261	13.013791	458,879	1.52%	13.86%
VP International Fund - Class I (ACVI)
2014	0.25%	47,241	17.823753	842,012	1.67%	-5.74%
2013	0.25%	49,492	18.909628	935,875	2.04%	22.10%
2012	0.25%	66,912	15.486435	1,036,228	0.86%	20.86%
2011	0.25%	76,433	12.813741	979,393	1.44%	-12.26%
2010	0.25%	89,078	14.604343	1,300,926	2.52%	13.01%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.25%	7,383	18.414165	135,952	1.18%	16.13%
2013	0.25%	8,859	15.856239	140,470	1.15%	29.79%
2012	0.25%	12,263	12.216827	149,815	1.74%	16.04%
2011	0.25%	26,309	10.528412	276,992	0.40%	-0.94%
VP Ultra(R) Fund - Class I (ACVU1)
2014	0.25%	1,329	20.416753	27,134	0.37%	9.72%
2013	0.25%	1,392	18.608010	25,902	0.49%	36.73%
2012	0.25%	2,529	13.609145	34,418	0.00%	13.64%
2011	0.20%	23	12.033779	277	0.00%	0.86%
2011	0.25%	3,112	11.975768	37,269	0.00%	0.81%
2010	0.20%	4	11.930621	48	0.61%	15.85%
2010	0.25%	3,097	11.879037	36,789	0.61%	15.79%
VP Value Fund - Class I (ACVV)
2014	0.25%	27,309	31.145640	850,556	1.59%	12.80%
2013	0.25%	34,256	27.611997	945,877	1.65%	31.40%
2012	0.25%	37,784	21.014154	793,999	2.08%	14.29%
2011	0.25%	39,691	18.386879	729,794	2.02%	0.76%
2010	0.25%	48,529	18.247676	885,541	2.20%	13.14%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Stock Portfolio - Initial Shares (DVMCS)
2012	0.25%	947	$21.586376	$20,442	0.02%	19.38%
2011	0.25%	1,020	18.082797	18,444	0.49%	0.14%
2010	0.25%	1,006	18.056676	18,165	0.55%	26.78%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.20%	150,265	28.660785	4,306,713	0.66%	4.91%
2014	0.25%	2,119	28.479841	60,349	0.66%	4.86%
2013	0.20%	290,407	27.319009	7,933,631	1.09%	40.43%
2013	0.25%	2,245	27.160116	60,974	1.09%	40.36%
2012	0.20%	298,404	19.453459	5,804,990	0.44%	15.51%
2012	0.25%	2,263	19.349975	43,789	0.44%	15.45%
2011	0.20%	311,524	16.841422	5,246,507	0.63%	0.36%
2011	0.25%	1,371	16.760220	22,978	0.63%	0.31%
2010	0.20%	355,326	16.780615	5,962,589	0.59%	25.58%
2010	0.25%	1,503	16.708035	25,112	0.59%	25.51%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.25%	24,947	23.068483	575,489	1.85%	7.82%
2013	0.25%	26,150	21.395032	559,480	1.96%	20.80%
2012	0.25%	29,420	17.711000	521,058	5.74%	10.15%
2011	0.20%	221	13.851795	3,061	1.59%	8.79%
2011	0.25%	31,699	16.078450	509,671	1.59%	8.74%
2010	0.20%	59	12.732094	751	2.05%	15.09%
2010	0.25%	29,571	14.786142	437,241	2.05%	15.03%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.25%	12,802	12.709125	162,702	1.45%	17.78%
2011	0.25%	13,415	10.790773	144,758	1.25%	-3.04%
2010	0.25%	14,052	11.128665	156,380	1.23%	18.31%
International Value Portfolio - Initial Shares (DVIV)
2014	0.25%	28,523	18.799462	536,217	1.28%	-9.55%
2013	0.25%	19,584	20.783391	407,022	1.89%	22.69%
2012	0.25%	20,511	16.940266	347,462	2.91%	12.38%
2011	0.25%	21,062	15.073543	317,479	2.32%	-18.68%
2010	0.25%	47,861	18.536839	887,192	1.88%	4.19%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.25%	128	21.271652	2,723	3.45%	3.53%
2013	0.25%	106	20.545590	2,178	2.80%	0.78%
2012	0.25%	155,678	20.386022	3,173,655	0.70%	9.45%
2011	0.25%	14,557	18.626322	271,143	6.00%	2.02%
2010	0.25%	27,472	18.257953	501,582	4.56%	8.23%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.25%	3,223	14.824905	47,781	3.15%	17.01%
2011	0.25%	3,384	12.669334	42,873	2.66%	0.72%
2010	0.25%	3,291	12.578769	41,397	1.95%	14.86%
High Income Portfolio - Initial Class (FHIP)
2012	0.25%	2,572	21.223255	54,586	5.80%	13.94%
2011	0.25%	2,722	18.626329	50,701	7.24%	3.77%
2010	0.25%	2,594	17.949315	46,561	8.03%	13.54%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.25%	165,744	19.473750	3,227,657	1.48%	5.57%
2013	0.25%	124,607	18.446522	2,298,566	1.49%	15.42%
2012	0.25%	165,902	15.982432	2,651,517	1.47%	12.20%
2011	0.25%	238,337	14.244553	3,395,004	1.88%	-2.80%
2010	0.25%	306,766	14.655393	4,495,776	1.74%	13.98%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2012	0.25%	8,838	$18.860264	$166,687	1.35%	16.12%
2011	0.25%	9,281	16.241386	150,736	1.08%	-2.77%
2010	0.25%	8,752	16.703813	146,192	1.28%	16.92%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2014	0.20%	4,728	29.025985	137,235	0.67%	11.59%
2014	0.25%	13,079	34.425957	450,257	0.67%	11.54%
2013	0.20%	4,878	26.010554	126,879	1.01%	30.88%
2013	0.25%	20,830	30.864967	642,917	1.01%	30.82%
2012	0.20%	4,411	19.873131	87,660	0.73%	16.08%
2012	0.25%	22,189	23.593889	523,525	0.73%	16.02%
2011	0.20%	47,973	17.120921	821,342	0.67%	-2.83%
2011	0.25%	54,122	20.336584	1,100,657	0.67%	-2.88%
2010	0.20%	19	17.619725	335	1.08%	16.87%
2010	0.25%	121,638	20.939519	2,547,041	1.08%	16.82%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.25%	9,453	22.743589	214,995	2.04%	8.38%
2013	0.25%	13,203	20.985938	277,077	2.24%	27.69%
2012	0.25%	15,961	16.434813	262,316	2.95%	16.89%
2011	0.25%	24,684	14.059555	347,046	2.38%	0.61%
2010	0.25%	29,780	13.974628	416,164	1.98%	14.80%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2012	0.25%	1,358	13.171487	17,887	0.41%	19.31%
2011	0.25%	1,426	11.039438	15,742	0.17%	2.04%
2010	0.25%	1,384	10.818560	14,973	0.25%	23.43%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2014	0.25%	14,716	18.640653	274,316	0.11%	11.82%
2013	0.25%	16,553	16.669793	275,935	0.10%	37.43%
2012	0.25%	118,550	12.129365	1,437,936	0.31%	19.16%
2011	0.25%	116,596	10.178749	1,186,801	0.05%	1.93%
2010	0.25%	96,266	9.986456	961,356	0.10%	23.34%
VIP Growth Portfolio - Initial Class (FGP)
2012	0.25%	4,878	11.107411	54,182	0.60%	14.40%
2011	0.25%	5,137	9.709124	49,876	0.38%	-0.05%
2010	0.25%	5,152	9.713714	50,045	0.27%	23.86%
VIP Growth Portfolio - Service Class (FGS)
2014	0.25%	37,550	23.229537	872,269	0.08%	10.91%
2013	0.25%	49,975	20.944390	1,046,696	0.22%	35.86%
2012	0.25%	43,279	15.415811	667,181	0.49%	14.26%
2011	0.20%	296	10.228245	3,028	0.24%	-0.06%
2011	0.25%	46,640	13.492068	629,270	0.24%	-0.11%
2010	0.20%	79	10.234229	809	0.16%	23.81%
2010	0.25%	55,618	13.506697	751,215	0.16%	23.75%
VIP High Income Portfolio - Service Class (FHIS)
2014	0.25%	1,463	16.740675	24,492	5.85%	0.82%
2013	0.25%	1,737	16.604161	28,841	4.03%	5.61%
2012	0.25%	4,770	15.722259	74,995	5.73%	13.91%
2011	0.25%	5,829	13.802358	80,454	2.08%	3.67%
2010	0.25%	121,792	13.314203	1,621,563	20.72%	13.50%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.25%	16,195	15.244026	246,877	2.62%	5.49%
2013	0.25%	8,542	14.450716	123,438	2.17%	-2.13%
2012	0.25%	10,117	14.765878	149,386	2.95%	5.50%
2011	0.25%	3,082	13.995522	43,134	3.53%	6.94%
2010	0.25%	2,978	13.087122	38,973	5.27%	7.41%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.20%	2,545	$24.967343	$63,542	0.14%	5.98%
2014	0.25%	18,704	24.847007	464,738	0.14%	5.93%
2013	0.20%	2,518	23.557584	59,318	0.44%	35.79%
2013	0.25%	25,625	23.455769	601,054	0.44%	35.72%
2012	0.20%	2,202	17.348525	38,201	0.34%	14.52%
2012	0.25%	27,200	17.282185	470,075	0.34%	14.46%
2011	0.20%	31,565	15.148830	478,173	0.18%	-10.89%
2011	0.25%	56,899	15.098460	859,087	0.18%	-10.94%
2010	0.25%	71,093	16.952922	1,205,234	0.31%	28.38%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.25%	2,129	13.240387	28,189	1.99%	20.44%
2011	0.25%	2,213	10.993482	24,329	1.44%	-17.37%
2010	0.25%	2,281	13.304487	30,348	1.43%	12.83%
VIP Overseas Portfolio - Service Class (FOS)
2014	0.25%	5,076	16.915462	85,863	1.72%	-8.39%
2013	0.20%	30	18.267711	548	1.23%	30.12%
2013	0.25%	3,854	18.464613	71,163	1.23%	30.05%
2012	0.20%	33	14.039615	463	1.87%	20.30%
2012	0.25%	4,355	14.198038	61,832	1.87%	20.24%
2011	0.20%	125	11.670540	1,459	1.02%	-17.39%
2011	0.25%	11,702	11.808142	138,179	1.02%	-17.43%
2010	0.20%	39	14.127649	551	1.18%	12.77%
2010	0.25%	17,830	14.301363	254,993	1.18%	12.71%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.25%	641	25.801799	16,539	0.01%	6.43%
2013	0.25%	92,347	24.243855	2,238,847	0.91%	30.12%
2012	0.25%	1,235	18.632032	23,011	0.02%	26.78%
2011	0.25%	1,256	14.695999	18,458	0.96%	-9.07%
2010	0.25%	1,176	16.162748	19,007	0.51%	26.14%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.20%	1,649	22.056295	36,371	0.63%	0.37%
2014	0.25%	130,328	21.949861	2,860,681	0.63%	0.32%
2013	0.20%	1,942	21.974864	42,675	1.32%	35.97%
2013	0.25%	171,915	21.879759	3,761,459	1.32%	35.90%
2012	0.20%	1,820	16.162056	29,415	0.80%	18.15%
2012	0.25%	210,605	16.100162	3,390,775	0.80%	18.09%
2011	0.20%	15,806	13.679206	216,214	0.77%	-3.95%
2011	0.25%	241,525	13.633645	3,292,866	0.77%	-4.00%
2010	0.25%	42,559	14.201682	604,409	0.67%	27.90%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.20%	20	22.915181	458	2.04%	-11.31%
2014	0.25%	1,510	22.774362	34,389	2.04%	-11.35%
2013	0.20%	58	25.836981	1,499	2.36%	22.72%
2013	0.25%	7,051	25.691070	181,148	2.36%	22.66%
2012	0.20%	74	21.052856	1,558	2.99%	18.00%
2012	0.25%	8,780	20.944427	183,892	2.99%	17.94%
2011	0.20%	90	17.842000	1,606	1.57%	-10.81%
2011	0.25%	8,874	17.759014	157,593	1.57%	-10.86%
2010	0.20%	29	20.004971	580	1.84%	8.19%
2010	0.25%	7,694	19.921879	153,279	1.84%	8.14%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.25%	18,071	16.774170	303,126	4.40%	1.38%
2012	0.25%	21,221	16.546601	351,135	5.61%	14.78%
2011	0.25%	42,354	14.416178	610,583	0.00%	-1.12%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value- Institutional Shares (GVMCE)
2014	0.25%	43,651	$36.770095	$1,605,051	0.99%	13.29%
2013	0.25%	52,219	32.457572	1,694,902	0.85%	32.56%
2012	0.25%	60,565	24.484957	1,482,931	1.12%	18.17%
2011	0.25%	67,330	20.719959	1,395,075	0.57%	-6.61%
2010	0.25%	101,953	22.186180	2,261,948	0.65%	24.69%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2014	0.25%	4,962	19.088957	94,719	0.00%	3.82%
2013	0.25%	3,216	18.386845	59,132	0.03%	46.68%
2012	0.25%	1,631	12.535151	20,445	0.36%	19.13%
Baron Growth Opportunities Fund Service Class (BNCAI)
2014	0.20%	37	36.719968	1,359	0.17%	4.65%
2014	0.25%	2,177	36.494324	79,448	0.17%	4.59%
2013	0.20%	50	35.089969	1,754	0.42%	39.78%
2013	0.25%	2,897	34.891789	101,082	0.42%	39.71%
2012	0.20%	56	25.102977	1,406	0.71%	18.01%
2012	0.25%	2,651	24.973675	66,205	0.71%	17.95%
2011	0.20%	80	21.272621	1,702	0.00%	3.82%
2011	0.25%	9,869	21.173648	208,963	0.00%	3.76%
2010	0.20%	14	20.490617	287	0.00%	26.13%
2010	0.25%	13,613	20.405470	277,780	0.00%	26.07%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.25%	6,551	13.713252	89,836	2.97%	4.34%
2011	0.25%	6,903	13.142399	90,722	3.98%	0.04%
2010	0.25%	7,165	13.137264	94,128	5.22%	5.02%
Growth Portfolio - I Class Shares (AMTG)
2012	0.25%	16,127	13.447150	216,862	0.00%	12.32%
2011	0.25%	16,821	11.972262	201,385	0.00%	-0.46%
2010	0.25%	17,823	12.028020	214,375	0.00%	31.01%
Guardian Portfolio - I Class Shares (AMGP)
2014	0.25%	3,909	24.428190	95,490	0.45%	8.76%
2013	0.25%	4,118	22.461558	92,497	1.12%	38.47%
2012	0.25%	2,743	16.221440	44,495	0.29%	12.44%
2011	0.25%	5,520	14.426236	79,633	0.51%	-3.18%
2010	0.25%	4,952	14.900336	73,786	0.34%	18.72%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2014	0.25%	34	30.409468	1,034	0.00%	7.31%
2013	0.25%	45	28.337251	1,275	0.00%	32.28%
2012	0.25%	1,254	21.421953	26,863	0.00%	12.13%
2011	0.25%	1,814	19.104154	34,655	0.00%	0.22%
2010	0.25%	8,832	19.061513	168,351	0.00%	28.77%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	0.25%	19,379	21.323036	413,219	0.75%	9.58%
2013	0.25%	19,601	19.459199	381,420	1.16%	30.81%
2012	0.25%	22,906	14.876106	340,752	0.43%	16.31%
2011	0.25%	24,296	12.790357	310,755	0.00%	-11.58%
2010	0.25%	27,682	14.465228	400,426	0.54%	15.38%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2012	0.25%	328	14.303271	4,691	0.00%	8.55%
2011	0.25%	314	13.176815	4,138	0.00%	-1.31%
2010	0.25%	599	13.351308	7,997	0.00%	19.31%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2012	0.25%	25,431	12.994878	330,473	1.34%	12.06%
2011	0.25%	26,839	11.596444	311,237	2.24%	0.47%
2010	0.25%	27,934	11.542336	322,424	1.38%	12.63%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2014	0.25%	23,809	$24.446383	$582,044	0.43%	15.12%
2013	0.25%	26,218	21.235537	556,753	0.95%	29.42%
2012	0.25%	36,864	16.408808	604,894	0.67%	13.83%
2011	0.25%	45,765	14.414807	659,694	0.56%	-1.40%
2010	0.25%	138,075	14.618833	2,018,495	0.21%	9.14%
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.25%	23,703	12.777653	302,869	4.90%	10.02%
2011	0.25%	25,148	11.614406	292,079	5.68%	8.00%
2010	0.25%	26,061	10.754380	280,270	1.81%	11.14%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.25%	47,984	21.689951	1,040,771	1.56%	2.04%
2013	0.25%	163,191	21.256957	3,468,944	1.45%	26.99%
2012	0.25%	76,332	16.739250	1,277,740	2.34%	20.96%
2011	0.25%	101,503	13.838516	1,404,651	1.27%	-8.52%
2010	0.25%	115,302	15.127070	1,744,181	1.76%	15.68%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2014	0.25%	385	19.207396	7,395	0.81%	10.43%
2013	0.25%	745	17.393787	12,958	0.64%	31.44%
2012	0.25%	10,241	13.232864	135,518	0.95%	16.58%
2011	0.25%	10,556	11.351026	119,821	0.83%	-0.26%
2010	0.25%	10,808	11.381017	123,006	1.10%	15.82%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2014	0.25%	794	20.320361	16,134	0.00%	5.52%
2013	0.25%	1,129	19.257311	21,742	0.01%	35.64%
2012	0.25%	10,092	14.196892	143,275	0.00%	16.16%
2011	0.25%	10,534	12.222308	128,750	0.00%	0.84%
2010	0.25%	27,008	12.120053	327,338	0.00%	27.15%
All Asset Portfolio - Administrative Class (PMVAAA)
2014	0.25%	20,939	17.986638	376,622	5.29%	0.22%
2013	0.25%	19,688	17.946634	353,333	7.45%	0.02%
2012	0.25%	2,739	17.942540	49,145	0.85%	14.66%
2011	0.25%	203,903	15.648744	3,190,826	12.33%	1.70%
2010	0.25%	2,149	15.387057	33,067	6.15%	12.81%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2010	0.25%	36,057	12.014282	433,199	0.43%	9.21%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.20%	31	14.966804	464	1.14%	0.65%
2014	0.25%	112,314	14.874647	1,670,631	1.14%	0.60%
2013	0.20%	43	14.870553	639	1.32%	-0.33%
2013	0.25%	120,898	14.786404	1,787,647	1.32%	-0.38%
2012	0.20%	130	14.920147	1,940	1.82%	5.64%
2012	0.25%	284,644	14.843142	4,225,011	1.82%	5.59%
2011	0.20%	172	14.122982	2,429	1.68%	0.91%
2011	0.25%	94,955	14.057158	1,334,797	1.68%	0.86%
2010	0.20%	47	13.996078	658	1.56%	5.08%
2010	0.25%	97,738	13.937807	1,362,253	1.56%	5.03%
Real Return Portfolio - Administrative Class (PMVRRA)
2014	0.25%	160,596	18.338895	2,945,153	1.57%	2.83%
2013	0.25%	255,677	17.833569	4,559,633	1.59%	-9.44%
2012	0.25%	236,204	19.693483	4,651,679	1.03%	8.48%
2011	0.25%	287,234	18.153657	5,214,348	2.05%	11.39%
2010	0.25%	295,591	16.297330	4,817,344	1.44%	7.84%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.20%	810,937	$19.271323	$15,627,829	2.19%	4.06%
2014	0.25%	277,413	19.152556	5,313,168	2.19%	4.01%
2013	0.20%	867,047	18.519021	16,056,862	2.17%	-2.15%
2013	0.25%	335,397	18.414109	6,176,037	2.17%	-2.20%
2012	0.20%	1,115,082	18.926252	21,104,323	2.54%	9.38%
2012	0.25%	324,842	18.828467	6,116,277	2.54%	9.33%
2011	0.20%	1,141,251	17.303112	19,747,194	2.63%	3.40%
2011	0.25%	534,042	17.222369	9,197,468	2.63%	3.35%
2010	0.20%	681,770	16.734465	11,409,056	2.42%	7.90%
2010	0.25%	231,206	16.664698	3,852,978	2.42%	7.84%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2014	0.25%	13,835	26.467236	366,174	4.67%	-0.17%
2013	0.25%	9,725	26.511090	257,820	5.35%	11.77%
2012	0.25%	1,876	23.718546	44,496	5.47%	15.76%
2011	0.25%	1,537	20.490135	31,493	5.28%	-1.91%
2010	0.25%	1,397	20.889289	29,182	5.71%	17.75%
VI Growth and Income Fund - Series I Shares (ACGI)
2014	0.25%	9,681	16.961219	164,202	1.74%	10.00%
2013	0.25%	16,063	15.418659	247,670	1.36%	33.75%
2012	0.25%	22,814	11.528209	263,005	1.31%	14.35%
2011	0.25%	49,129	10.081770	495,307	0.00%	-2.25%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2012	0.25%	339	15.145833	5,134	1.42%	17.41%
2011	0.25%	425	12.900080	5,483	0.62%	-3.29%
2010	0.20%	4	13.394748	54	0.02%	7.14%
2010	0.25%	736	13.339087	9,818	0.02%	7.08%
VI International Growth Fund - Series I Shares (AVIE)
2014	0.25%	337	23.611714	7,957	1.09%	0.08%
2013	0.25%	550	23.592587	12,976	0.52%	18.72%
2012	0.25%	2,673	19.873147	53,121	1.53%	15.24%
2011	0.25%	5,302	17.244564	91,431	1.51%	-6.97%
2010	0.25%	2,500	18.537223	46,343	2.29%	12.58%
Micro-Cap Portfolio - Investment Class (ROCMC)
2014	0.20%	1,440	30.280703	43,604	0.00%	-3.77%
2014	0.25%	3,625	30.094665	109,093	0.00%	-3.82%
2013	0.20%	1,589	31.467281	50,002	0.48%	20.74%
2013	0.25%	30,016	31.289594	939,188	0.48%	20.68%
2012	0.20%	1,133	26.061067	29,527	0.00%	7.39%
2012	0.25%	39,443	25.926857	1,022,633	0.00%	7.34%
2011	0.20%	9,938	24.267837	241,174	1.70%	-12.28%
2011	0.25%	66,349	24.154962	1,602,658	1.70%	-12.32%
2010	0.20%	49	27.663928	1,356	2.08%	29.70%
2010	0.25%	106,105	27.549005	2,923,087	2.08%	29.64%
Equity Income Portfolio - II (TREI2)
2014	0.20%	36	26.407148	951	1.47%	6.89%
2014	0.25%	59,032	26.244959	1,549,292	1.47%	6.84%
2013	0.20%	38	24.705147	939	1.33%	29.15%
2013	0.25%	67,316	24.565685	1,653,664	1.33%	29.08%
2012	0.20%	52	19.129466	995	1.93%	16.69%
2012	0.25%	71,969	19.030987	1,369,641	1.93%	16.63%
2011	0.20%	73	16.393623	1,197	1.37%	-1.22%
2011	0.25%	81,115	16.317395	1,323,585	1.37%	-1.27%
2010	0.20%	15	16.595545	249	1.71%	14.51%
2010	0.25%	150,052	16.526617	2,479,852	1.71%	14.46%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Limited-Term Bond Portfolio (TRLT1)
2014	0.25%	35,360	$10.346826	$365,864	0.84%	0.39%
2013	0.25%	315	10.307121	3,247	0.21%	-0.12%
Mid-Cap Growth Portfolio - II (TRMCG2)
2014	0.25%	5,666	44.449051	251,848	0.00%	12.54%
2013	0.25%	6,123	39.495765	241,833	0.00%	36.06%
2012	0.25%	7,391	29.028993	214,553	0.00%	13.33%
2011	0.25%	8,144	25.614079	208,601	0.00%	-1.77%
2010	0.25%	44,778	26.074777	1,167,576	0.00%	27.46%
New America Growth Portfolio (TRNAG1)
2014	0.25%	250	25.126185	6,282	0.00%	9.06%
2013	0.25%	243	23.038679	5,598	0.00%	37.66%
2012	0.25%	3,811	16.735434	63,779	0.36%	12.84%
2011	0.25%	15,840	14.831357	234,929	0.11%	-1.32%
2010	0.25%	39,982	15.029245	600,899	0.18%	19.35%
Blue Chip Growth Portfolio (TRBCGP)
2014	0.25%	4,846	15.557128	75,390	0.00%	8.89%
2013	0.25%	4,965	14.286363	70,932	0.03%	40.80%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2012	0.25%	17,206	21.559852	370,959	2.22%	5.29%
2011	0.25%	18,236	20.477523	373,428	7.67%	7.87%
2010	0.25%	18,984	18.983449	360,382	4.20%	5.93%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.25%	44,426	34.003805	1,510,653	0.70%	-0.66%
2013	0.25%	112,913	34.230757	3,865,097	1.47%	11.74%
2012	0.25%	46,580	30.634191	1,426,941	0.00%	29.48%
2011	0.25%	50,207	23.658853	1,187,840	0.62%	-25.92%
2010	0.25%	99,639	31.937979	3,182,268	0.71%	26.52%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.25%	8,556	32.281932	276,204	0.09%	-19.30%
2013	0.25%	7,709	40.004709	308,396	0.90%	10.26%
2012	0.25%	12,664	36.282807	459,485	0.58%	3.13%
2011	0.25%	18,335	35.182382	645,069	1.78%	-16.66%
2010	0.25%	43,231	42.214751	1,824,986	0.14%	28.91%
Variable Insurance Portfolios - Growth (WRGP)
2012	0.25%	195	15.968332	3,114	0.07%	12.46%
2011	0.25%	207	14.198847	2,939	0.37%	1.87%
2010	0.25%	259	13.938364	3,610	0.62%	12.30%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2014	0.25%	58,601	14.140712	828,660	0.00%	7.60%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2014	0.25%	5,074	20.279051	102,896	0.90%	29.84%
2013	0.25%	535	15.618390	8,356	0.98%	0.88%
2012	0.25%	818	15.482465	12,665	0.63%	17.42%
2011	0.25%	1,501	13.185267	19,791	0.57%	4.75%
2010	0.25%	504	12.587772	6,344	1.80%	28.19%
Advantage VT Discovery Fund (SVDF)
2012	0.25%	1,158	28.735472	33,276	0.00%	17.44%
2011	0.25%	1,204	24.468093	29,460	0.00%	0.17%
2010	0.25%	1,173	24.425922	28,652	0.00%	35.20%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	0.25%	43	24.200566	1,041	0.05%	10.15%
2013	0.25%	38	21.970927	835	0.02%	30.35%
2012	0.25%	3,441	16.855104	57,998	0.09%	15.23%
2011	0.25%	3,619	14.626997	52,935	0.09%	-5.75%
2010	0.25%	9,786	15.520123	151,880	0.78%	23.45%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.25%	87	$25.124785	$2,186	0.06%	30.72%
2012	0.25%	330	19.219603	6,342	0.10%	15.66%
2011	0.25%	355	16.617281	5,899	0.00%	-1.59%
2010	0.25%	424	16.885673	7,160	0.04%	16.97%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.25%	195	17.662531	3,444	0.00%	-7.39%
2010	0.25%	205	19.072022	3,910	0.00%	18.48%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.25%	31,819	11.315359	360,043	0.10%	11.95%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.25%	11,059	14.464062	159,958	1.00%	11.18%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.25%	33,463	9.078469	303,793	0.13%	14.17%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.25%	22	18.467741	406	0.00%	29.85%
2012	0.25%	3,394	14.222632	48,272	0.00%	15.33%
2011	0.25%	3,534	12.332624	43,583	0.00%	-8.12%
2010	0.25%	3,686	13.423172	49,478	0.00%	23.57%

2014	Contract owners equity:				$174,515,184
2013	Contract owners equity:				$171,623,005
2012	Contract owners equity:				$170,846,228
2011	Contract owners equity:				$175,112,108
2010	Contract owners equity:				$182,186,115

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.